                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                        Date of fiscal year end: July 31
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                    Date of reporting period: July 31, 2004
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

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 7/31/04

MFS(R) NEW ENDEAVOR FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
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Privacy is a concern for every investor today. At MFS Investment Management(R)
and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
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NOT FDIC INSURED      MAY LOSE VALUE       NO BANK GUARANTEE      NOT A DEPOSIT
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
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

MFS(R) NEW ENDEAVOR FUND

The fund seeks capital appreciation.

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A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT
PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
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TABLE OF CONTENTS

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MFS PRIVACY POLICY
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LETTER FROM THE CEO                                1
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MFS ORIGINAL RESEARCH(R)                           5
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MANAGEMENT REVIEW                                  6
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PORTFOLIO COMPOSITION                              9
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PERFORMANCE SUMMARY                               10
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EXPENSE TABLES                                    13
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PORTFOLIO OF INVESTMENTS                          15
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FINANCIAL STATEMENTS                              20
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NOTES TO FINANCIAL STATEMENTS                     32
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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            44
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TRUSTEES AND OFFICERS                             45
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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       49
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FEDERAL TAX INFORMATION                           50
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ASSET ALLOCATION                                  51
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CONTACT INFORMATIONBACK COVER

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LETTER FROM THE CEO
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Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 20, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
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THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW
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MARKET ENVIRONMENT

The recovery in global stock markets that began in the spring of 2003 continued into the first quarter of 2004. Business capital expenditures, which had been weak for several years, began to trend upward in the latter half of 2003, adding support to a recovery that had been fueled by consumer spending. In the second quarter of 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth, continued to improve. Stock prices, however, made only modest gains during the quarter, as investors, in our view, became increasingly concerned about the likelihood of higher interest rates, rising oil prices, a slowdown in corporate earnings growth, and continuing unrest in Iraq. The U.S. Federal Reserve Board did in fact raise interest rates on June 30 and set expectations for a series of modest rate hikes. Then, during the month of July, we believe indications by a number of bellwether companies that growth was starting to slow triggered the pullback in equity markets near the end of the period.

DETRACTORS FROM PERFORMANCE

Over the one-year period ended July 31, 2004, the portfolio outperformed its peers, as represented by the average mid-cap growth fund tracked by Lipper Inc., but modestly underperformed its benchmark, the Russell MidCap Growth Index. The fund's worst-performing sectors, on a relative basis, were leisure, energy, and industrial goods and services.

Stock selection in the leisure sector was a significant detractor from relative performance. In particular, Westwood One, Citadel Broadcasting, and several other media holdings hurt results as their earnings fell short of our growth expectations. These firms, along with most other traditional media companies, did not enjoy the strong increases in advertising revenues that we had anticipated in an improving economy. Elsewhere in the leisure sector, our position in satellite broadcaster EchoStar Communications lost ground as investors, we believe, focused on subscriber acquisition cost trends and concerns about intensifying competition from cable companies.

Underweighting energy stocks also hurt relative performance as rising oil prices, in our view, drove energy to deliver the strongest performance of any sector within the benchmark. Similarly, an underweighting in the industrial goods and services area detracted from relative results as that sector rose sharply over the period.

While technology holdings overall were quite positive for performance, a number of technology stocks were among the portfolio's detractors over the period. For example, owning Zarlink Semiconductor and electronic commerce and travel booking firm IAC/InterActiveCorp held back performance as those companies' shares declined. By period-end, both stocks had been sold out of the portfolio. Elsewhere in technology, not owning semiconductor firm Broadcom, which is tracked by the benchmark, hurt relative results as its share price soared.

Similarly, not owning medical and reconstructive devices firm Zimmer Holdings, whose share price rose sharply over the period, hurt relative results. Underweighting biotechnology firm Biogen Idec, and missing most of the stock's strong rise over the period, detracted from relative performance as well. At period-end, Biogen Idec was not a holding in the portfolio. The fund's position in post-secondary education provider Corinthian Colleges also held back relative returns over the period.

CONTRIBUTORS TO PERFORMANCE

On a sector basis, positioning in the utilities and communications, technology, and special products and services sectors contributed most significantly to performance relative to the benchmark. Stock selection in all three sectors was strong. An overweighting in the utilities and communications and the technology sectors also aided relative returns.

Within the utilities and communications sector, our holdings in cellular communications tower operators American Tower and Crown Castle International boosted results. We believe the stocks benefited from an increase in spending by their wireless carrier customers and refinancing of their debt that strengthened their balance sheets.

In the technology sector, the strongest contributors to relative returns were Internet networking products firm F5 Networks, electronic component manufacturer Vishay Intertechnology, and storage and communications chip maker Marvell Technology Group. Vishay Intertechnology was sold out of the fund during the period. Getty Images, one of the world's largest sources of stock photography, contributed strongly to relative performance in the special products and services sector.

In addition, a number of stocks in the health care sector contributed significantly to relative results. As of period-end, Cytyc Corp. was the largest single position in the portfolio as well as the largest contributor to relative performance over the preceding 12 months. We view Cytyc as a leader in developing systems for cervical cancer screening. The stock rose when analysts increased earnings estimates based on the introduction of new imaging equipment to screen tissue samples automatically. Elsewhere in the health care area, Serologicals, a supplier of products used in medical research, and generic drug maker Mylan Laboratories boosted returns; we had sold both positions by period-end.

    Respectfully,

/s/ David E. Sette-Ducati               /s/ Camille H. Lee

    David E. Sette-Ducati                   Camille H. Lee
    Portfolio Manager                       Portfolio Manager

Note to shareholders: Effective July 1, 2004, Camille H. Lee became a manager of the portfolio.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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

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PORTFOLIO COMPOSITION
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                      ---------------------------------------
                             PORTFOLIO STRUCTURE*
                      ---------------------------------------

                      Stocks                            97.7%
                      Cash                               2.3%

                      ---------------------------------------
                                  TOP SECTORS
                      ---------------------------------------

                      Health Care                        35.8%
                      ----------------------------------------
                      Technology                         21.9%
                      ----------------------------------------
                      Leisure                            13.6%
                      ----------------------------------------
                      Special Products & Services         8.8%
                      ----------------------------------------
                      Retailing                           5.6%
                      ----------------------------------------
                      Utilities & Communications          4.5%
                      ----------------------------------------
                      Financial Services                  3.4%
                      ----------------------------------------
                      Energy                              2.2%
                      ----------------------------------------
                      Transportation                      1.3%
                      ----------------------------------------
                      Consumer Staples                    0.3%
                      ----------------------------------------
                      Basic Materials                     0.2%
                      ----------------------------------------

                            TOP TEN STOCK HOLDINGS

                      CYTYC CORP.                         2.7%
                      ----------------------------------------
                      GENZYME CORP.                       2.2%
                      ----------------------------------------
                      MILLIPORE CORP.                     2.1%
                      ----------------------------------------
                      AMDOCS LTD.                         2.0%
                      ----------------------------------------
                      CONCEPTUS, INC.                     1.9%
                      ----------------------------------------
                      MEDICIS PHARMACEUTICAL CORP.        1.9%
                      ----------------------------------------
                      COMVERSE TECHNOLOGY, INC.           1.9%
                      ----------------------------------------
                      GILEAD SCIENCES, INC.               1.8%
                      ----------------------------------------
                      VERITAS SOFTWARE CORP.              1.7%
                      ----------------------------------------
                      GETTY IMAGES, INC.                  1.6%
                      ----------------------------------------

Percentages based on total net assets as of 7/31/04.

The portfolio is actively managed, and current holdings may be different.

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PERFORMANCE SUMMARY THROUGH 7/31/04
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The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. Past performance is no guarantee of future results. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, September 29, 2000, through July 31, 2004. Index information is from October 1, 2000.)

                             MFS New
                          Endeavor Fund --       Russell MidCap
                             Class A              Growth Index
              9/00            9,425                 10,000
              7/01            8,975                  6,230
              7/02            7,841                  4,443
              7/03           10,399                  5,471
              7/04           11,926                  6,281

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                           Class
    Share class        inception date       1-yr        3-yr        Life*
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         A                9/29/00            14.68%       9.94%        6.33%
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         B                1/02/02            13.95%       9.36%        5.89%
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         C                1/02/02            13.94%       9.32%        5.86%
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         I                1/02/02            15.13%      10.32%        6.62%
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        R1                12/31/02           14.48%       9.84%        6.25%
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        R2                10/31/03           14.40%       9.85%        6.26%
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Average annual
-----------------------

Comparative benchmarks                      1-yr        3-yr        Life*
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Average mid-cap growth fund+                  9.63%      -3.13%      -11.63%
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Russell MidCap Growth Index#                 14.79%       0.27%      -11.43%
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-----------------------
Average annual
with sales charge
-----------------------

    Share class
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         A                                    8.08%       7.79%        4.70%
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         B                                    9.95%       8.51%        5.22%
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         C                                   12.94%       9.32%        5.86%
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  I, R1, and R2 Class shares do not have a sales charge. Please see Notes to
  Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

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         A                                   14.68%      32.87%       26.53%
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         B                                   13.95%      30.78%       24.54%
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         C                                   13.94%      30.64%       24.41%
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         I                                   15.13%      34.28%       27.87%
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        R1                                   14.48%      32.51%       26.19%
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        R2                                   14.40%      32.55%       26.23%
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* For the period from the commencement of the fund's investment operations,
  September 29, 2000, through July 31, 2004. Index information is from October 1, 2000.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL MIDCAP GROWTH INDEX - measures the performance of U.S. mid-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

The fund may charge a 2% redemption fee on proceeds from Class A, B, C, and I shares redeemed or exchanged within 5 business days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio invests in foreign and/or emerging markets securities which involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in mid-sized companies which is riskier than investing in more-established companies.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLES
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
FEBRUARY 1, 2004, THROUGH JULY 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

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                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period*
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  A    Actual               1.40%       $1,000           $927             $6.73
-------------------------------------------------------------------------------
       Hypothetical**       1.40%       $1,000         $1,018             $7.04
-------------------------------------------------------------------------------
  B    Actual               2.05%       $1,000           $925             $9.84
-------------------------------------------------------------------------------
       Hypothetical**       2.05%       $1,000         $1,015            $10.30
-------------------------------------------------------------------------------
  C    Actual               2.05%       $1,000           $924             $9.83
-------------------------------------------------------------------------------
       Hypothetical**       2.05%       $1,000         $1,015            $10.30
-------------------------------------------------------------------------------
  I    Actual               1.05%       $1,000           $930             $5.05
-------------------------------------------------------------------------------
       Hypothetical**       1.05%       $1,000         $1,020             $5.29
-------------------------------------------------------------------------------
  R1   Actual               1.55%       $1,000           $926             $7.44
-------------------------------------------------------------------------------
       Hypothetical**       1.55%       $1,000         $1,017             $7.80
-------------------------------------------------------------------------------
  R2   Actual               1.80%       $1,000           $926             $8.64
-------------------------------------------------------------------------------
       Hypothetical**       1.80%       $1,000         $1,016             $9.05
-------------------------------------------------------------------------------

 * Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

** Assumed rate of return of 5% per year before expenses.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 7/31/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.7%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
U.S. Stocks - 91.3%
----------------------------------------------------------------------------------------------
Airlines - 0.7%
----------------------------------------------------------------------------------------------
JetBlue Airways Corp.*                                                 65,000       $1,547,650
----------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.9%
----------------------------------------------------------------------------------------------
Coach, Inc.*                                                           49,500       $2,118,105
----------------------------------------------------------------------------------------------

Banks & Credits Cos. - 1.0%
----------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                     49,500       $2,261,160
----------------------------------------------------------------------------------------------

Biotechnology - 9.3%
----------------------------------------------------------------------------------------------
Celgene Corp.*                                                         26,400       $1,407,912
----------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                211,700        2,834,663
----------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                       40,100        1,500,542
----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                        100,400        5,148,512
----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                 66,700        4,311,488
----------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                 19,900        1,172,508
----------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                       216,500        2,288,405
----------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                      120,800        2,783,232
----------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                          10,000          465,700
----------------------------------------------------------------------------------------------
                                                                                   $21,912,962
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 7.6%
----------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                           256,200       $3,609,858
----------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                         84,400        2,327,752
----------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*#                                   84,230        2,334,856
----------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                    31,500        1,211,175
----------------------------------------------------------------------------------------------
Entravision Communications Corp.*                                     224,500        1,587,215
----------------------------------------------------------------------------------------------
NTL, Inc.*                                                             64,051        3,338,338
----------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                 136,000        2,101,200
----------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                    57,650        1,372,070
----------------------------------------------------------------------------------------------
                                                                                   $17,882,464
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.5%
----------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                             185,100       $2,052,759
----------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                       47,700        3,746,358
----------------------------------------------------------------------------------------------
                                                                                    $5,799,117
----------------------------------------------------------------------------------------------
Business Services - 6.7%
----------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                           30,200       $1,199,242
----------------------------------------------------------------------------------------------
Ceridian Corp.*                                                        74,000        1,332,000
----------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                          42,800        2,426,760
----------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                     60,300        2,747,268
----------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    69,200        3,779,704
----------------------------------------------------------------------------------------------
Manpower, Inc.                                                         24,100        1,049,555
----------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                              150,900        3,333,381
----------------------------------------------------------------------------------------------
                                                                                   $15,867,910
----------------------------------------------------------------------------------------------
Computer Software - 7.5%
----------------------------------------------------------------------------------------------
Ascential Software Corp.*                                              43,600         $535,408
----------------------------------------------------------------------------------------------
Intuit, Inc.*                                                          84,600        3,167,424
----------------------------------------------------------------------------------------------
McAfee, Inc.*                                                          66,560        1,196,749
----------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                             83,600        3,056,416
----------------------------------------------------------------------------------------------
Red Hat, Inc.*                                                        185,300        3,172,336
----------------------------------------------------------------------------------------------
Symantec Corp.*                                                        52,800        2,468,928
----------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                               208,640        3,976,678
----------------------------------------------------------------------------------------------
                                                                                   $17,573,939
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.1%
----------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                               12,600       $1,052,730
----------------------------------------------------------------------------------------------
Career Education Corp.*                                                67,400        2,278,794
----------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*                                             86,100        1,611,792
----------------------------------------------------------------------------------------------
                                                                                    $4,943,316
----------------------------------------------------------------------------------------------
Electronics - 4.2%
----------------------------------------------------------------------------------------------
Applied Films Corp.*                                                   92,100       $1,717,665
----------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                      97,600        2,334,592
----------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                               103,000        2,781,000
----------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                     262,300        3,116,124
----------------------------------------------------------------------------------------------
                                                                                    $9,949,381
----------------------------------------------------------------------------------------------
Gaming & Lodging - 2.6%
----------------------------------------------------------------------------------------------
GTECH Holdings Corp.                                                   16,900         $716,053
----------------------------------------------------------------------------------------------
International Game Technology                                          38,900        1,258,026
----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                           64,800        2,770,200
----------------------------------------------------------------------------------------------
WMS Industries, Inc.*                                                  50,300        1,370,172
----------------------------------------------------------------------------------------------
                                                                                    $6,114,451
----------------------------------------------------------------------------------------------
General Merchandise - 1.7%
----------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                 164,200       $2,352,986
----------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                             59,200        1,649,312
----------------------------------------------------------------------------------------------
                                                                                    $4,002,298
----------------------------------------------------------------------------------------------
Internet - 0.5%
----------------------------------------------------------------------------------------------
Digital River, Inc.*                                                   46,100       $1,295,410
----------------------------------------------------------------------------------------------

Leisure & Toys - 1.0%
----------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                 45,200       $2,265,876
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 3.0%
----------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                        92,200       $2,269,042
----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                 38,000        2,211,600
----------------------------------------------------------------------------------------------
Omnicell, Inc.*                                                       126,900        1,852,740
----------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                70,700          790,426
----------------------------------------------------------------------------------------------
                                                                                    $7,123,808
----------------------------------------------------------------------------------------------
Medical Equipment - 18.2%
----------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                         169,400       $2,712,094
----------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                        47,000        2,594,400
----------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                      468,700        4,569,825
----------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.*                                          190,400        1,993,488
----------------------------------------------------------------------------------------------
Cytyc Corp.*                                                          263,470        6,368,070
----------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                           60,700        2,951,841
----------------------------------------------------------------------------------------------
Guidant Corp.                                                          67,900        3,756,228
----------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                      69,400        3,642,112
----------------------------------------------------------------------------------------------
Millipore Corp.*                                                       91,500        4,821,135
----------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.*                                          164,000        1,658,040
----------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                 55,200        1,419,744
----------------------------------------------------------------------------------------------
Thoratec Corp.*                                                        94,400          962,880
----------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.*                                         45,500        2,271,815
----------------------------------------------------------------------------------------------
Waters Corp.*                                                          73,900        3,242,732
----------------------------------------------------------------------------------------------
                                                                                   $42,964,404
----------------------------------------------------------------------------------------------
Oil Services - 2.2%
----------------------------------------------------------------------------------------------
BJ Services Co.*                                                       46,900       $2,329,054
----------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                  33,100        1,691,079
----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    43,000        1,178,200
----------------------------------------------------------------------------------------------
                                                                                    $5,198,333
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.8%
----------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                      20,700       $1,831,950
----------------------------------------------------------------------------------------------

Pharmaceuticals - 3.7%
----------------------------------------------------------------------------------------------
Allergan, Inc.                                                         31,500       $2,382,660
----------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                   96,800        1,858,560
----------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                     126,000        4,507,020
----------------------------------------------------------------------------------------------
                                                                                    $8,748,240
----------------------------------------------------------------------------------------------
Printing & Publishing - 1.4%
----------------------------------------------------------------------------------------------
Meredith Corp.                                                         60,690       $3,209,287
----------------------------------------------------------------------------------------------

Restaurants - 0.7%
----------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                              37,200       $1,553,844
----------------------------------------------------------------------------------------------

Specialty Stores - 3.0%
----------------------------------------------------------------------------------------------
PETsMART, Inc.                                                         88,900       $2,756,789
----------------------------------------------------------------------------------------------
Tiffany & Co.                                                          73,400        2,624,050
----------------------------------------------------------------------------------------------
West Marine, Inc.*                                                     86,000        1,776,760
----------------------------------------------------------------------------------------------
                                                                                    $7,157,599
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.5%
----------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                            259,800       $3,756,708
----------------------------------------------------------------------------------------------
Andrew Corp.*                                                          11,900          129,115
----------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                     261,580        3,693,509
----------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                     71,910        3,092,130
----------------------------------------------------------------------------------------------
                                                                                   $10,671,462
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.9%
----------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                            259,800       $4,432,188
----------------------------------------------------------------------------------------------
F5 Networks, Inc.*                                                    100,300        2,626,857
----------------------------------------------------------------------------------------------
Harris Corp.                                                           29,100        1,381,668
----------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                               131,993        3,030,559
----------------------------------------------------------------------------------------------
                                                                                   $11,471,272
----------------------------------------------------------------------------------------------
Trucking - 0.6%
----------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                           31,000       $1,438,710
----------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                 $214,902,948
----------------------------------------------------------------------------------------------

Foreign Stocks - 6.4%
----------------------------------------------------------------------------------------------
Bermuda - 1.2%
----------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                          123,700       $2,872,314
----------------------------------------------------------------------------------------------

Canada - 1.9%
----------------------------------------------------------------------------------------------
Aber Diamond Corp. (Metals & Mining)+*                                  6,400         $191,998
----------------------------------------------------------------------------------------------
Aber Diamond Corp. (Metals & Mining)*                                   8,600          257,997
----------------------------------------------------------------------------------------------
CoolBrands International, Inc. (Food & Non-Alcoholic
Beverages)*                                                            78,100          702,774
----------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Gaming & Lodging)                           16,200          983,178
----------------------------------------------------------------------------------------------
Neurochem, Inc. (Biotechnology)*                                       84,800        1,473,824
----------------------------------------------------------------------------------------------
Vasogen, Inc. (Biotechnology)*                                        190,850          887,452
----------------------------------------------------------------------------------------------
                                                                                    $4,497,223
----------------------------------------------------------------------------------------------
Ireland - 0.5%
----------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR (Pharmaceuticals)*                                 62,700       $1,288,485
----------------------------------------------------------------------------------------------

Israel - 0.8%
----------------------------------------------------------------------------------------------
AudioCodes Ltd. (Telecommunications - Wireline)*                      178,500       $1,892,100
----------------------------------------------------------------------------------------------

United Kingdom - 2.0%
----------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                      213,500       $4,632,950
----------------------------------------------------------------------------------------------
Total Foreign Stocks                                                               $15,183,072
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $224,303,724)                                      $230,086,020
----------------------------------------------------------------------------------------------

Short-Term Obligation - 0.6%
----------------------------------------------------------------------------------------------
                                                               PAR AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
Citigroup, Inc., due 8/02/04, at Amortized Cost                        $1,298       $1,297,952
----------------------------------------------------------------------------------------------
Total Investments(S) (Identified Cost, $225,601,676)                              $231,383,972
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.7%                                                4,114,118
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $235,498,090
----------------------------------------------------------------------------------------------
  * Non-income producing security.
  + Restricted security.
  # Security or a portion of the security was pledged to cover collateral requirements. At
    July 31, 2004, the value of securities pledged for MFS New Endeavor Fund amounted to
    $277,200.
(S) As of July 31, 2004, one security representing $191,998 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/04

ASSETS

Investments, at value (identified cost, $225,601,676)           $231,383,972
--------------------------------------------------------------------------------------------------
Cash                                                                 342,236
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    2,720,044
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,748,363
--------------------------------------------------------------------------------------------------
Dividends receivable                                                   9,174
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                     4,175
--------------------------------------------------------------------------------------------------
Receivable for settlement proceeds                                     1,402
--------------------------------------------------------------------------------------------------
Total assets                                                                          $237,209,366
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $1,545,638
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   144,366
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       9,553
--------------------------------------------------------------------------------------------------
  Reimbursement fee                                                    4,164
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         7,555
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $1,711,276
--------------------------------------------------------------------------------------------------
Net assets                                                                            $235,498,090
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $230,276,576
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                             5,782,296
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                               (560,782)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $235,498,090
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               19,737,084
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $122,682,205
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              10,231,623
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $11.99
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.99)                                               $12.72
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $64,612,150
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,461,363
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $11.83
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $28,199,251
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,383,101
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $11.83
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $12,664,562
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,046,997
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $12.10
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $7,220,169
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 603,961
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $11.95
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $119,753
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  10,039
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $11.93
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 7/31/04

NET INVESTMENT LOSS

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                           $237,675
--------------------------------------------------------------------------------------------------
  Interest                                                              90,315
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (1,422)
--------------------------------------------------------------------------------------------------
Total investment income                                                                   $326,568
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                    $1,086,623
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 4,008
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          232,740
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               237,737
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               458,331
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               193,127
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               17,430
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  208
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    104
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    13,784
--------------------------------------------------------------------------------------------------
  Custodian fee                                                         45,337
--------------------------------------------------------------------------------------------------
  Printing                                                              51,279
--------------------------------------------------------------------------------------------------
  Postage                                                               10,070
--------------------------------------------------------------------------------------------------
  Auditing fees                                                         28,900
--------------------------------------------------------------------------------------------------
  Legal fees                                                             5,021
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        110,461
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $2,495,160
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (856)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (70,047)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,424,257
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(2,097,689)
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                           $4,457,111
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          3,283
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                   $4,460,394
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
--------------------------------------------------------------------------------------------------
  Investments                                                                          $(2,863,467)
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                        $1,596,927
--------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                   $(500,762)
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 7/31                                             2004                     2003

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                            $(2,097,689)              $(299,134)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                            4,460,394                 (50,797)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                       (2,863,467)              9,571,443
---------------------------------------------------------     ------------            ------------
Increase (decrease) in net assets from operations                $(500,762)             $9,221,512
---------------------------------------------------------     ------------            ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and
foreign currency transactions
--------------------------------------------------------------------------------------------------
  Class A                                                        $(325,887)                    $--
--------------------------------------------------------------------------------------------------
  Class B                                                         (184,824)                     --
--------------------------------------------------------------------------------------------------
  Class C                                                          (56,353)                     --
--------------------------------------------------------------------------------------------------
  Class I                                                          (47,809)                     --
--------------------------------------------------------------------------------------------------
  Class R1                                                         (16,360)                     --
--------------------------------------------------------------------------------------------------
  Class R2                                                             (40)                     --
---------------------------------------------------------     ------------            ------------
Total distributions declared to shareholders                     $(631,273)                    $--
---------------------------------------------------------     ------------            ------------
Net increase in net assets from fund share transactions       $184,919,796             $25,639,036
---------------------------------------------------------     ------------            ------------
Redemption fees                                                       $154                     $--
---------------------------------------------------------     ------------            ------------
Total increase in net assets                                  $183,787,915             $34,860,548
---------------------------------------------------------     ------------            ------------

NET ASSETS

At beginning of period                                         $51,710,175             $16,849,627
--------------------------------------------------------------------------------------------------
At end of period                                              $235,498,090             $51,710,175
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                     YEARS ENDED 7/31                          PERIOD
                                                      -----------------------------------------------           ENDED
CLASS A                                                      2004               2003             2002         7/31/01*
Net asset value, beginning of period                       $10.53              $7.95            $9.51            $10.00
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                   $(0.15)            $(0.07)          $(0.07)           $(0.06)
-----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions              1.69               2.65            (1.03)            (0.41)
------------------------------------------------------     ------             ------           ------            ------
Total from investment operations                            $1.54              $2.58           $(1.10)           $(0.47)
------------------------------------------------------     ------             ------           ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                    $(0.08)               $--              $--               $--
-----------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and
  foreign currency transactions                                --                 --            (0.46)               --
-----------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                         --                 --               --             (0.02)
------------------------------------------------------     ------             ------           ------            ------
Total distributions declared to shareholders               $(0.08)               $--           $(0.46)           $(0.02)
------------------------------------------------------     ------             ------           ------            ------
Redemption fees added to paid-in capital#                   $0.00+++             $--              $--               $--
------------------------------------------------------     ------             ------           ------            ------
Net asset value, end of period                             $11.99             $10.53            $7.95             $9.51
------------------------------------------------------     ------             ------           ------            ------
Total return (%)(+)                                         14.68              32.62           (12.63)            (4.77)++
-----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                     YEARS ENDED 7/31                          PERIOD
                                                      -----------------------------------------------           ENDED
CLASS A (CONTINUED)                                          2004               2003             2002         7/31/01*

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##+                                                  1.40               1.44             1.38              1.34+
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (1.18)             (0.83)           (0.81)            (0.69)+
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             93                287              779               809
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $122,682            $21,471           $7,700            $1,411
-----------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses," which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.15)**          $(0.11)          $(0.24)           $(0.55)
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.45               1.94             3.32              7.54+
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (1.23)             (1.33)           (2.75)            (6.89)+
-----------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, September 29, 2000, through July 31, 2001.
 ** Per share impact was less than $(0.01).
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.40%, 1.38%
    and 1.33%, for the years ended July 31, 2003, July 31, 2002, and the period ended July 31, 2001, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      YEARS ENDED 7/31                 PERIOD
                                                                -----------------------------           ENDED
CLASS B                                                               2004               2003         7/31/02*
Net asset value, beginning of period                                $10.42              $7.92            $10.46
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                            $(0.23)            $(0.12)           $(0.08)
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       1.69               2.62             (2.46)
--------------------------------------------------------------     -------             ------            ------
Total from investment operations                                     $1.46              $2.50            $(2.54)
--------------------------------------------------------------     -------             ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                             $(0.05)               $--               $--
--------------------------------------------------------------     -------             ------            ------
Redemption fees added to paid-in capital#                            $0.00+++             $--               $--
--------------------------------------------------------------     -------             ------            ------
Net asset value, end of period                                      $11.83             $10.42             $7.92
--------------------------------------------------------------     -------             ------            ------
Total return (%)                                                     13.95              31.69            (24.28)++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##+                                                           2.05               2.09              2.07+
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                  (1.82)             (1.48)            (1.50)+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      93                287               779
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $64,612            $17,541            $4,253
---------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses,"
    which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $(0.23)**          $(0.17)           $(0.18)
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            2.10               2.59              4.01+
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                  (1.87)             (1.98)            (3.44)+
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class B shares, January 2, 2002, through July 31, 2002.
 ** Per share impact was less than $(0.01).
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.05%
    and 2.07%, for the year ended July 31, 2003, and the period ended July 31, 2002, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEARS ENDED 7/31                  PERIOD
                                                              -----------------------------            ENDED
CLASS C                                                             2004               2003          7/31/02*
Net asset value, beginning of period                              $10.42              $7.92            $10.46
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                          $(0.22)            $(0.13)           $(0.07)
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                 1.67               2.63             (2.47)
------------------------------------------------------------     -------             ------            ------
Total from investment operations                                   $1.45              $2.50            $(2.54)
------------------------------------------------------------     -------             ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                           $(0.04)               $--               $--
------------------------------------------------------------     -------             ------            ------
Redemption fees added to paid-in capital#                          $0.00+++             $--               $--
------------------------------------------------------------     -------             ------            ------
Net asset value, end of period                                    $11.83             $10.42             $7.92
------------------------------------------------------------     -------             ------            ------
Total return (%)                                                   13.94              31.73            (24.38)++^
-------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##+                                                         2.05               2.09              2.07+
-------------------------------------------------------------------------------------------------------------
Net investment loss                                                (1.83)             (1.49)            (1.50)+
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    93                287               779
-------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $28,199             $8,413            $2,834
-------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses," which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually.
    This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                               $(0.23)            $(0.17)           $(0.17)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          2.10               2.59              4.01+
-------------------------------------------------------------------------------------------------------------
Net investment loss                                                (1.88)             (1.99)            (3.44)+
-------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class C shares, January 2, 2002, through July 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The total return previously reported for the period ended July 31, 2002 has been revised, from (24.28)%
    to (24.38)%.
  + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was
    2.05% and 2.07%, for the year ended July 31, 2003, and the period ended July 31, 2002, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      YEARS ENDED 7/31                 PERIOD
                                                                -----------------------------           ENDED
CLASS I                                                               2004               2003         7/31/02*
Net asset value, beginning of period                                $10.59              $7.97            $10.46
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                            $(0.10)            $(0.04)           $(0.03)
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       1.71               2.66             (2.46)
--------------------------------------------------------------     -------             ------            ------
Total from investment operations                                     $1.61              $2.62            $(2.49)
--------------------------------------------------------------     -------             ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                             $(0.10)               $--               $--
--------------------------------------------------------------     -------             ------            ------
Redemption fees added to paid-in capital#                            $0.00+++             $--               $--
--------------------------------------------------------------     -------             ------            ------
Net asset value, end of period                                      $12.10             $10.59             $7.97
--------------------------------------------------------------     -------             ------            ------
Total return (%)                                                     15.13              33.00            (23.80)++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##+                                                           1.05               1.09              1.07+
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                  (0.83)             (0.48)            (0.50)+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      93                287               779
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $12,665             $4,262            $2,063
---------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses," which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually.
    This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $(0.11)            $(0.08)           $(0.13)
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.10               1.59              2.99+
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                  (0.88)             (0.98)            (2.44)+
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class I shares, January 2, 2002, through July 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was
    1.05% and 1.07%, for the year ended July 31, 2003, and the period ended July 31, 2002, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEAR ENDED             PERIOD ENDED
CLASS R1**                                                            7/31/04                7/31/03*
Net asset value, beginning of period                                  $10.51                  $8.01
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                              $(0.17)                $(0.05)
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency transactions                                                 1.70                   2.55
-----------------------------------------------------------------     ------                 ------
Total from investment operations                                       $1.53                  $2.50
-----------------------------------------------------------------     ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign currency
  transactions                                                        $(0.09)                   $--
-----------------------------------------------------------------     ------                 ------
Redemption fees added to paid-in capital#                              $0.00+++                 $--
-----------------------------------------------------------------     ------                 ------
Net asset value, end of period                                        $11.95                 $10.51
-----------------------------------------------------------------     ------                 ------
Total return (%)                                                       14.48                  31.34++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##+                                                             1.55                   1.59+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                    (1.32)                 (0.96)+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        93                    287
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $7,220                    $23
-------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses," which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                   $(0.18)                $(0.08)
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.60                   2.09+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                    (1.37)                 (1.47)+
-------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, December 31, 2002, through July 31, 2003.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.55% for the period ended July 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                   PERIOD ENDED
CLASS R2                                                             7/31/04*

Net asset value, beginning of period                                  $11.80
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                              $(0.14)
-------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency transactions                                         0.36
----------------------------------------------------------------     -------
Total from investment operations                                       $0.22
----------------------------------------------------------------     -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                               $(0.09)
----------------------------------------------------------------     -------
Redemption fees added to paid-in capital#                              $0.00+++
----------------------------------------------------------------     -------
Net asset value, end of period                                        $11.93
----------------------------------------------------------------     -------
Total return (%)                                                        1.91++
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.80+
-------------------------------------------------------------------------------
Net investment loss                                                    (1.60)+
-------------------------------------------------------------------------------
Portfolio turnover                                                        93
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $120
-------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses," which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.55% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on December 1, 2003. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                   $(0.14)**
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.85+
-------------------------------------------------------------------------------
Net investment loss                                                    (1.65)+
-------------------------------------------------------------------------------

  * For the period from the inception of Class R2 shares, October 31, 2003, through July 31, 2004.
 ** Per share impact was less than $(0.01).
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS New Endeavor Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT SALES - The fund may enter into short sales. A short sale transaction involves selling a security which the fund does not own with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund may charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex- dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended July 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended July 31, 2004 and July 31, 2003 was as follows:

                                                 7/31/04     7/31/03
           Distributions declared from:
           ---------------------------------------------------------
             Ordinary income                    $238,976         $--
           ---------------------------------------------------------
             Long-term capital gain              392,297          --
           ---------------------------------------------------------
           Total distributions declared         $631,273         $--
           ---------------------------------------------------------

During the year ended July 31, 2004, accumulated net investment loss decreased by $2,097,689 and accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $2,097,689 due to differences between book and tax accounting for currency transactions and the offset of net investment loss against short-term capital gains. This change had no effect on the net assets or net asset value per share.

As of July 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                      $61,020
          ----------------------------------------------------------
          Undistributed long-term capital gain               846,758
          ----------------------------------------------------------
          Unrealized appreciation                          4,313,736
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1 and not greater than 0.55% of average daily net assets for Class R2. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS subsequent to December 1, 2003. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At July 31, 2004, aggregate unreimbursed expenses amounted to $11,733. The fund will not be required to reimburse MFS the $361,749 for expenses borne under a previous agreement that expired on December 1, 2003.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended July 31, 2004 the fund paid MFS $13,784, equivalent to 0.00954% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $171,811 for the year ended July 31, 2004 as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A        CLASS B        CLASS C        CLASS R1       CLASS R2
Distribution Fee                             0.10%          0.75%          0.75%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                  0.25%          0.25%          0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                      0.35%          1.00%          1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
July 31, 2004 amounted to:

                                           CLASS A        CLASS B        CLASS C        CLASS R1        CLASS R2
Service Fee Retained by MFD                $16,839           $431           $153              $8              $7
----------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended July 31, 2004 were as follows:

                                           CLASS A        CLASS B        CLASS C        CLASS R1        CLASS R2
Effective Annual Percentage Rates            0.35%          1.00%          1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended July 31, 2004 were as follows:

                                                 CLASS A    CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed         $3,328    $49,198     $12,178
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the year ended July 31, 2004 the fund paid MFSC a fee of $147,639 for shareholder services which equated to 0.1022% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $33,304 for the year ended July 31, 2004 as well as other expenses paid to unaffiliated vendors.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the fund accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non- recurring accrual in the amount of $1,402 had no material impact on either the net asset value per share based on the shares outstanding on the day the proceeds were recorded or the total return for the year ended July 31, 2004.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $309,272,565 and $128,524,955, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $227,070,236
-------------------------------------------------------------------------------
Gross unrealized appreciation                                       $18,525,182
-------------------------------------------------------------------------------
Gross unrealized depreciation                                       (14,211,446)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $4,313,736
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                 Year ended 7/31/04       Year ended 7/31/03
                                SHARES       AMOUNT      SHARES      AMOUNT

CLASS A SHARES

Shares sold                   9,850,173  $124,205,615   1,659,489   $15,088,967
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                    24,174       283,804          --            --
--------------------------------------------------------------------------------
Shares reacquired            (1,682,000)  (21,005,238)   (589,151)   (5,299,588)
--------------------------------------------------------------------------------
Net increase                  8,192,347  $103,484,181   1,070,338    $9,789,379
--------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                   5,189,252   $63,460,359   1,545,911   $13,966,228
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                    14,586       169,801          --            --
--------------------------------------------------------------------------------
Shares reacquired            (1,425,090)  (17,478,644)   (400,483)   (3,334,819)
--------------------------------------------------------------------------------
Net increase                  3,778,748   $46,151,516   1,145,428   $10,631,409
--------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                   1,966,178   $24,186,026     650,329    $5,582,584
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                     4,314        50,217          --            --
--------------------------------------------------------------------------------
Shares reacquired              (394,627)   (4,821,324)   (201,051)   (1,776,108)
--------------------------------------------------------------------------------
Net increase                  1,575,865   $19,414,919     449,278    $3,806,476
--------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                     723,953    $9,314,374     168,522    $1,596,248
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                     4,045        47,809          --            --
--------------------------------------------------------------------------------
Shares reacquired               (83,312)   (1,055,242)    (25,047)     (204,786)
--------------------------------------------------------------------------------
Net increase                    644,686    $8,306,941     143,475    $1,391,462
--------------------------------------------------------------------------------

                                 Year ended 7/31/04     Period ended 7/31/03*
                                SHARES       AMOUNT      SHARES      AMOUNT

CLASS R1 SHARES

Shares sold                   1,029,224   $12,726,701       2,291       $21,417
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                     1,308        15,324          --           --
--------------------------------------------------------------------------------
Shares reacquired              (428,757)   (5,307,821)       (105)       (1,107)
--------------------------------------------------------------------------------
Net increase                    601,775    $7,434,204       2,186       $20,310
--------------------------------------------------------------------------------

                               Period ended 7/31/04**
                                SHARES       AMOUNT

CLASS R2 SHARES

Shares sold                      10,468      $133,429
-----------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                         3            40
-----------------------------------------------------
Shares reacquired                  (432)       (5,434)
-----------------------------------------------------
Net increase                     10,039      $128,035
-----------------------------------------------------

 * For the period from the inception of Class R1 shares, December 31, 2002, through July 31, 2003.
** For the period from the inception of Class R2 shares, October 31, 2003, through July 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended July 31, 2004, was $930, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended July 31, 2004.

(7) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 2004 the fund owned the following restricted security, excluding securities issued under Rule 144A, constituting 0.08% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                   DATE OF       SHARE
DESCRIPTION                    ACQUISITION      AMOUNT        COST        VALUE

Aber Diamond Corp.                 1/14/04       6,400    $247,512     $191,998
-------------------------------------------------------------------------------

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes, In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts, Forsythe
v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (RGS) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of
MFS New Endeavor Fund:

We have audited the accompanying statement of assets and liabilities of MFS New Endeavor Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS New Endeavor Fund at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ ERNST & YOUNG LLP

Boston, Massachusetts
September 10, 2004

---------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------
The Trustees and officers of the Trust, as of September 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
                                                                       ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Telesat (satellite
                                                                       communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; KeySpan
(born 05/01/36)                 of Trustees                            Corporation (energy related
                                                                       services), Director; Eastern
                                                                       Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus; CBL &
                                                                       Associates Properties, Inc. (real
                                                                       estate investment trust), Director

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of
Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                   CUSTODIANS
Massachusetts Financial Services Company             State Street Bank and Trust Company
500 Boylston Street, Boston, MA                      225 Franklin Street, Boston, MA 02110
02116-3741
                                                     JP Morgan Chase Bank
DISTRIBUTOR                                          One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                          New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                     Ernst & Young LLP
PORTFOLIO MANAGERS                                   200 Clarendon Street, Boston, MA 02116
Camille H. Lee
David E. Sette-Ducati

QUARTERLY PORTFOLIO DISCLOSURE

Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for
the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A   shareholder can also obtain the quarterly portfolio holdings report at www.mfs.com.

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has designated $392,297 as a capital gain dividend for the year ended July 31, 2004.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
-------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              NEF-ANN-9/04 49M

MFS(R) Mutual Funds

ANNUAL REPORT 7/31/04

MFS(R) Strategic Value Fund

A path for pursuing opportunity

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED     MAY LOSE VALUE         NO BANK GUARANTEE      NOT A DEPOSIT
           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------

MFS(R) STRATEGIC VALUE FUND

The fund seeks to provide capital appreciation.

------------------------------------------------------------------------------
ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
------------------------------------------------------------------------------

            TABLE OF CONTENTS
            ----------------------------------------------------
            MFS PRIVACY POLICY
            ----------------------------------------------------
            LETTER FROM THE CEO                                1
            ----------------------------------------------------
            MFS ORIGINAL RESEARCH(R)                           5
            ----------------------------------------------------
            MANAGEMENT REVIEW                                  6
            ----------------------------------------------------
            PORTFOLIO COMPOSITION                              9
            ----------------------------------------------------
            PERFORMANCE SUMMARY                               10
            ----------------------------------------------------
            EXPENSE TABLES                                    14
            ----------------------------------------------------
            PORTFOLIO OF INVESTMENTS                          17
            ----------------------------------------------------
            FINANCIAL STATEMENTS                              21
            ----------------------------------------------------
            NOTES TO FINANCIAL STATEMENTS                     37
            ----------------------------------------------------
            REPORT OF INDEPENDENT REGISTERED
            PUBLIC ACCOUNTING FIRM                            49
            ----------------------------------------------------
            TRUSTEES AND OFFICERS                             50
            ----------------------------------------------------
            MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       54
            ----------------------------------------------------
            FEDERAL TAX INFORMATION                           55
            ----------------------------------------------------
            CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]


Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS" high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 20, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in the spring of 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings, and corporate capital spending numbers helped drive global equity markets.

In the second quarter of 2004, many measures of the global economy - including employment, consumer spending, corporate capital expenditures, and earnings - continued to improve. However, stock prices, which made only modest gains in the second quarter, generally did not reflect these improvements.

We believe that several factors were behind this slowdown in equity markets late in the period. One was the expectation that we were entering a period of rising interest rates, particularly in the United States. The U.S. Federal Reserve Board (the Fed) fulfilled these expectations with a rate increase of 0.25% on June 30th. The Bank of England, meanwhile, announced a pair of rate hikes and set the expectation for more in the future.

Investors may also have felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved strongly in the second half of 2003.

Investor concerns about geopolitical instability seemed, in our view, to hold back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq, and terrorism in Saudi Arabia brought international political concerns to the forefront of investors" minds. Political instability in the Mid East, which could constrict oil supplies and bring additional oil price hikes, caused many investors, we think, to assume that the global economic recovery might slow down. Finally, in our view, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Many companies around the world supply China with raw materials and finished goods. As a result, any changes in the conditions of China's economy can have considerable ripple effects around the world.

DETRACTORS TO PERFORMANCE

The main sectors that detracted from performance were leisure, health care, and retailing. Stock selection in the leisure sector hurt performance. In particular, our overweighted position in Viacom was the fund's primary detractor as the diversified media and entertainment company lagged during the period. Cable television operator Comcast struggled as well and is not held in the benchmark.

Our overweighted position in health care detracted from results, primarily due to the portfolio's positioning in the pharmaceutical sector. In addition, poor stock selection in the retailing sector also negatively impacted performance during the period.

The fund's limited cash position had a negative impact on relative performance. The fund held, on average, less than 3% in cash. In a period when equity markets outperformed cash, holding any cash hurt performance against our benchmark, the Russell 1000 Value Index, which has no cash position.

U.S. power producer Calpine and Finnish mobile phone and network supplier Nokia were two other portfolio holdings that performed poorly during the period. Nokia is not held in the benchmark.

Not owning benchmark security Exxon Mobil proved to be a detractor, as the diversified oil, gas, and petrochemical company outperformed the Russell 1000 Value Index during the period.

CONTRIBUTORS TO PERFORMANCE

Financial services, industrial goods and services, and technology were the fund's biggest contributing sectors during the period.

An underweighted position in the financial services sector aided performance as the sector significantly underperformed the Russell 1000 Value Index due, we feel, to investor concerns regarding the impact of rising interest rates. Our underweighted positions in bank and financial holding company Bank of America and financial services company Citigroup helped performance.

Stock selection in the industrial goods and services and technology sectors boosted returns. Tyco International, a security systems, packaging, and electronic equipment conglomerate, and aerospace/defense contractor Lockheed Martin both performed well. Tyco is not held in the benchmark. Holdings in technology security vendor McAfee also contributed to performance.

Telecommunications company AT&T Wireless was the fund's top contributor to performance during the period. As of period end, AT&T wireless was no longer a holding in the fund.

Our other holdings that performed well were retail electric provider TXU Corp, oil services vendor BJ Services, oil field service provider Schlumberger, and Devon Energy, an oil and gas, development and production company.

        Respectfully,

    /s/ Kenneth J. Enright                /s/ Katrina Mead

        Kenneth J. Enright                    Katrina Mead
        Portfolio Manager                     Portfolio Manager

    /s/ Alan T. Langsner

        Alan T. Langsner
        Portfolio Manager

Note to Shareholders: Effective July 1, 2004, Alan T. Langsner and Katrina Mead became co-managers of the fund.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolio's current or future investments.

-------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                      ---------------------------------------
                              PORTFOLIO STRUCTURE*
                      ---------------------------------------

                      Stocks                            97.4%
                      Cash                               2.6%

                      ---------------------------------------
                                 TOP SECTORS
                      ---------------------------------------

                      Financial Services                17.5%
                      ---------------------------------------
                      Utilities & Communications        16.9%
                      ---------------------------------------
                      Health Care                       13.0%
                      ---------------------------------------
                      Energy                            10.9%
                      ---------------------------------------
                      Leisure                            9.1%
                      ---------------------------------------
                      Technology                         8.4%
                      ---------------------------------------
                      Basic Materials                    8.0%
                      ---------------------------------------
                      Industrial Goods & Services        6.5%
                      ---------------------------------------
                      Consumer Staples                   3.7%
                      ---------------------------------------
                      Retailing                          2.3%
                      ---------------------------------------
                      Transportation                     0.6%
                      ---------------------------------------
                      Autos & Housing                    0.5%
                      ---------------------------------------

                      ---------------------------------------
                             TOP TEN STOCK HOLDINGS
                      ---------------------------------------

                      SPRINT CORP.                       4.6%
                      ---------------------------------------
                      VERIZON COMMUNICATIONS             4.4%
                      ---------------------------------------
                      MICROSOFT                          4.1%
                      ---------------------------------------
                      JOHNSON & JOHNSON                  3.6%
                      ---------------------------------------
                      VIACOM INC.                        3.2%
                      ---------------------------------------
                      GLOBALSANTAFE CORP.                3.0%
                      ---------------------------------------
                      LOCKHEED MARTIN                    2.9%
                      ---------------------------------------
                      WYETH                              2.9%
                      ---------------------------------------
                      NOKIA CORP.                        2.8%
                      ---------------------------------------
                      MERCK & CO.                        2.8%
                      ---------------------------------------

Percentages are based on total net assets as of July 31, 2004.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 7/31/04
--------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operatons, March 17, 1998, through July 31, 2004. Index information is from April 1, 1998.)

                              MFS             Russell
                         Strategic Value       1000
                           Value Fund          Value
                           - Class A           Index
              --------------------------------------
              3/98          $ 9,425          $10,000
              7/00           15,559           10,779
              7/01           18,974           11,722
              7/02           15,563            9,701
              7/03           17,818           10,743
              7/04           20,353           12,642

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

      Share            Class
      class       inception date           1-yr      3-yr       5-yr      Life*
------------------------------------------------------------------------------
        A               3/17/98          14.23%     2.37%     7.58%     12.84%
------------------------------------------------------------------------------
        B              12/29/00          13.49%     1.71%     7.10%     12.45%
------------------------------------------------------------------------------
        C              12/29/00          13.50%     1.71%     7.09%     12.44%
------------------------------------------------------------------------------
        I               3/17/98          14.66%     2.70%     7.81%     13.01%
------------------------------------------------------------------------------
       R1              12/31/02          14.02%     2.31%     7.54%     12.81%
------------------------------------------------------------------------------
       R2              10/31/03          13.84%     2.25%     7.51%     12.78%
------------------------------------------------------------------------------
      529A              7/31/02          13.95%     2.18%     7.46%     12.74%
------------------------------------------------------------------------------
      529B              7/31/02          13.22%     1.76%     7.20%     12.52%
------------------------------------------------------------------------------
      529C              7/31/02          13.22%     1.76%     7.20%     12.52%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average multicap value fund+             16.60%     1.73%     2.84%      3.27%
------------------------------------------------------------------------------
Russell 1000 Value Index#                17.68%     2.55%     2.19%      3.77%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

   Share class
------------------------------------------------------------------------------
        A                                 7.66%     0.37%     6.31%     11.80%
------------------------------------------------------------------------------
        B                                 9.49%     0.73%     6.80%     12.45%
------------------------------------------------------------------------------
        C                                12.50%     1.71%     7.09%     12.44%
------------------------------------------------------------------------------
      529A                                7.40%     0.18%     6.20%     11.70%
------------------------------------------------------------------------------
      529B                                9.22%     0.78%     6.89%     12.52%
------------------------------------------------------------------------------
      529C                               12.22%     1.76%     7.20%     12.52%
------------------------------------------------------------------------------

I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------
    Share class                            1-yr      3-yr      5-yr      Life*
------------------------------------------------------------------------------
        A                                14.23%     7.27%    44.10%    115.95%
------------------------------------------------------------------------------
        B                                13.49%     5.22%    40.93%    111.20%
------------------------------------------------------------------------------
        C                                13.50%     5.22%    40.84%    111.05%
------------------------------------------------------------------------------
        I                                14.66%     8.34%    45.66%    117.99%
------------------------------------------------------------------------------
       R1                                14.02%     7.08%    43.85%    115.56%
------------------------------------------------------------------------------
       R2                                13.84%     6.91%    43.61%    115.21%
------------------------------------------------------------------------------
      529A                               13.95%     6.68%    43.31%    114.75%
------------------------------------------------------------------------------
      529B                               13.22%     5.36%    41.54%    112.11%
------------------------------------------------------------------------------
      529C                               13.22%     5.36%    41.54%    112.11%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 2004. Index information is from April 1, 1998.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL 1000 VALUE INDEX - measures the performance of large-cap U.S. value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase, reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

The fund will charge a 2% redemption fee on proceeds from Class A, B, C, and I shares redeemed or exchanged within 5 business days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio invests in foreign and/or emerging markets securities which involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLES
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
FEBRUARY 1, 2004, THROUGH JULY 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period*
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
--------------------------------------------------------------------------------
  A     Actual              1.27%       $1,000          $1,001          $6.34
--------------------------------------------------------------------------------
        Hypothetical**      1.27%       $1,000          $1,019          $6.39
--------------------------------------------------------------------------------
  B     Actual              1.92%       $1,000            $999          $9.57
--------------------------------------------------------------------------------
        Hypothetical**      1.92%       $1,000          $1,015          $9.65
--------------------------------------------------------------------------------
  C     Actual              1.92%       $1,000            $998          $9.56
--------------------------------------------------------------------------------
        Hypothetical**      1.92%       $1,000          $1,015          $9.65
--------------------------------------------------------------------------------
  I     Actual              0.94%       $1,000          $1,003          $4.70
--------------------------------------------------------------------------------
        Hypothetical**      0.94%       $1,000          $1,020          $4.73
--------------------------------------------------------------------------------
  R1    Actual              1.42%       $1,000          $1,001          $7.08
--------------------------------------------------------------------------------
        Hypothetical**      1.42%       $1,000          $1,018          $7.14
--------------------------------------------------------------------------------
  R2    Actual              1.73%       $1,000            $999          $8.62
--------------------------------------------------------------------------------
        Hypothetical**      1.73%       $1,000          $1,016          $8.70
--------------------------------------------------------------------------------
  529A  Actual              1.52%       $1,000          $1,000          $7.58
--------------------------------------------------------------------------------
        Hypothetical**      1.52%       $1,000          $1,017          $7.65
--------------------------------------------------------------------------------
  529B  Actual              2.17%       $1,000            $997         $10.81
--------------------------------------------------------------------------------
        Hypothetical**      2.17%       $1,000          $1,014         $10.90
--------------------------------------------------------------------------------
  529C  Actual              2.17%       $1,000            $997         $10.81
--------------------------------------------------------------------------------
        Hypothetical**      2.17%       $1,000          $1,014         $10.90
--------------------------------------------------------------------------------
 * Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.
** Assumed rate of return of 5% per year before expenses.

Effective March 1, 2004, the fund's management fee was reduced from 0.75% to 0.65%. The above totals are restated below to take into effect this fee reduction as if the fee reduction had been in effect throughout the entire six month period.

--------------
Share Class
--------------

                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
--------------------------------------------------------------------------------
  A     Actual              1.25%       $1,000          $1,002          $6.24
--------------------------------------------------------------------------------
        Hypothetical        1.25%       $1,000          $1,019          $6.29
--------------------------------------------------------------------------------
  B     Actual              1.91%       $1,000           $999           $9.52
--------------------------------------------------------------------------------
        Hypothetical        1.91%       $1,000          $1,015          $9.60
--------------------------------------------------------------------------------
  C     Actual              1.91%       $1,000            $998          $9.51
--------------------------------------------------------------------------------
        Hypothetical        1.91%       $1,000          $1,015          $9.60
--------------------------------------------------------------------------------
  I     Actual              0.92%       $1,000          $1,004          $4.60
--------------------------------------------------------------------------------
        Hypothetical        0.92%       $1,000          $1,020          $4.63
--------------------------------------------------------------------------------
  R1    Actual              1.41%       $1,000          $1,001          $7.03
--------------------------------------------------------------------------------
        Hypothetical        1.41%       $1,000          $1,018          $7.09
--------------------------------------------------------------------------------
  R2    Actual              1.71%       $1,000            $999          $8.52
--------------------------------------------------------------------------------
        Hypothetical        1.71%       $1,000          $1,016          $8.60
--------------------------------------------------------------------------------
  529A  Actual              1.50%       $1,000          $1,000          $7.48
--------------------------------------------------------------------------------
        Hypothetical        1.50%       $1,000          $1,018          $7.54
--------------------------------------------------------------------------------
  529B  Actual              2.16%       $1,000            $997         $10.76
--------------------------------------------------------------------------------
        Hypothetical        2.16%       $1,000          $1,014         $10.85
--------------------------------------------------------------------------------
  529C  Actual              2.16%       $1,000            $997         $10.76
--------------------------------------------------------------------------------
        Hypothetical        2.16%       $1,000          $1,014         $10.85
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 7/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.4%
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
U.S. Stocks - 88.0%
-------------------------------------------------------------------------------------------------
Aerospace - 2.9%
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 710,190         $37,632,968
-------------------------------------------------------------------------------------------------

Airlines - 0.6%
-------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                503,800          $7,289,986
-------------------------------------------------------------------------------------------------

Banks & Credit Companies - 12.1%
-------------------------------------------------------------------------------------------------
Bank of America Corp.                                                 356,974         $30,346,360
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       585,970          25,835,417
-------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                        886,700          15,942,866
-------------------------------------------------------------------------------------------------
Freddie Mac                                                           491,590          31,614,153
-------------------------------------------------------------------------------------------------
MBNA Corp.                                                            211,300           5,216,997
-------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                              1,078,800          29,645,424
-------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                    385,780          19,520,468
-------------------------------------------------------------------------------------------------
                                                                                     $158,121,685
-------------------------------------------------------------------------------------------------
Biotechnology - 0.2%
-------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                      136,500          $3,144,960
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 2.7%
-------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                         1,345,020         $36,046,536
-------------------------------------------------------------------------------------------------

Brokerage & Asset Managers - 1.8%
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             462,610         $23,000,969
-------------------------------------------------------------------------------------------------

Chemicals - 2.2%
-------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                         357,000         $15,304,590
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                 759,640          13,810,255
-------------------------------------------------------------------------------------------------
                                                                                      $29,114,845
-------------------------------------------------------------------------------------------------
Computer Software - 6.4%
-------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                               784,900         $19,810,876
-------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                         612,600          11,014,548
-------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     1,863,690          53,040,617
-------------------------------------------------------------------------------------------------
                                                                                      $83,866,041
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
-------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                             1,132,550         $24,463,080
-------------------------------------------------------------------------------------------------

Containers - 2.9%
-------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                               1,906,460         $28,024,962
-------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                        542,040          10,087,364
-------------------------------------------------------------------------------------------------
                                                                                      $38,112,326
-------------------------------------------------------------------------------------------------
Electrical Equipment - 3.6%
-------------------------------------------------------------------------------------------------
General Electric Co.                                                  673,070         $22,379,578
-------------------------------------------------------------------------------------------------
Tyco International Ltd.                                               810,720          25,132,320
-------------------------------------------------------------------------------------------------
                                                                                      $47,511,898
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.9%
-------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                    275,395         $19,137,199
-------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                              90,500           5,345,835
-------------------------------------------------------------------------------------------------
                                                                                      $24,483,034
-------------------------------------------------------------------------------------------------
Entertainment - 5.1%
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                   1,246,740         $41,877,997
-------------------------------------------------------------------------------------------------
Walt Disney Co.                                                     1,107,100          25,562,939
-------------------------------------------------------------------------------------------------
                                                                                      $67,440,936
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
-------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                     2,845,940         $13,973,565
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 1.9%
-------------------------------------------------------------------------------------------------
General Mills, Inc.                                                   544,300         $24,439,070
-------------------------------------------------------------------------------------------------

Forest & Paper Products - 0.8%
-------------------------------------------------------------------------------------------------
Bowater, Inc.                                                         278,660         $10,394,018
-------------------------------------------------------------------------------------------------

Insurance - 3.7%
-------------------------------------------------------------------------------------------------
Allstate Corp.                                                        628,900         $29,608,612
-------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                               283,490          18,455,199
-------------------------------------------------------------------------------------------------
                                                                                      $48,063,811
-------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
-------------------------------------------------------------------------------------------------
Mattel, Inc.                                                          903,700         $15,832,824
-------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.6%
-------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                         323,700          $9,500,595
-------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                               145,000           4,631,300
-------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                             1,757,930          19,653,657
-------------------------------------------------------------------------------------------------
                                                                                      $33,785,552
-------------------------------------------------------------------------------------------------

Oil Services - 9.0%
-------------------------------------------------------------------------------------------------
BJ Services Co.*                                                      355,040         $17,631,287
-------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                 448,900          22,934,301
-------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                 1,434,440          39,303,656
-------------------------------------------------------------------------------------------------
Noble Corp.*                                                          871,310          33,737,123
-------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                      66,280           4,263,130
-------------------------------------------------------------------------------------------------
                                                                                     $117,869,497
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.1%
-------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   309,300         $12,170,955
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                     848,580          46,901,017
-------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                     798,440          36,209,254
-------------------------------------------------------------------------------------------------
Wyeth                                                               1,062,200          37,601,880
-------------------------------------------------------------------------------------------------
                                                                                     $132,883,106
-------------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
-------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      463,220         $15,619,779
-------------------------------------------------------------------------------------------------

Telephone Services - 9.0%
-------------------------------------------------------------------------------------------------
Sprint FON Group                                                    3,207,230         $59,911,056
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                        1,494,065          57,581,265
-------------------------------------------------------------------------------------------------
                                                                                     $117,492,321
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.1%
-------------------------------------------------------------------------------------------------
Calpine Corp.*                                                      5,820,630         $22,467,632
-------------------------------------------------------------------------------------------------
TXU Corp.                                                             458,240          18,173,798
-------------------------------------------------------------------------------------------------
                                                                                      $40,641,430
-------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                  $1,151,224,237
-------------------------------------------------------------------------------------------------

Foreign Stocks - 9.4%
-------------------------------------------------------------------------------------------------
Brazil - 2.1%
-------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)                     504,000         $27,165,600
-------------------------------------------------------------------------------------------------

Canada - 2.5%
-------------------------------------------------------------------------------------------------
Magna International, Inc., "A" (Automotive)                            86,800          $6,987,400
-------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*              7,178,400          26,272,944
-------------------------------------------------------------------------------------------------
                                                                                      $33,260,344
-------------------------------------------------------------------------------------------------

Finland - 2.8%
-------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)                    3,163,200         $36,756,384
-------------------------------------------------------------------------------------------------

United Kingdom - 2.0%
-------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)             1,206,895         $26,225,828
-------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                 $123,408,156
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,177,653,602)                                     $1,274,632,393
-------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.3%
-------------------------------------------------------------------------------------------------
                                                               PAR AMOUNT
ISSUER                                                        (000 Omitted)               $ VALUE
-------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.45%, due 9/10/04                                     $5,000          $4,991,944
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.33%, due 8/02/04                     25,024          25,023,076
-------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                       $30,015,020
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,207,668,622)                                $1,304,647,413
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.3%                                                   4,044,979
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,308,692,392
-------------------------------------------------------------------------------------------------
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/04

ASSETS

Investments, at value (identified cost, $1,207,668,622)       $1,304,647,413
-----------------------------------------------------------------------------------------------------
Cash                                                                     832
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    7,422,175
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    3,211,326
-----------------------------------------------------------------------------------------------------
Dividends receivable                                               1,395,949
-----------------------------------------------------------------------------------------------------
Receivable for settlement proceeds                                   170,225
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,316,847,920
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $5,887,667
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 1,794,788
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      46,760
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         37,562
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        44,649
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     772
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     19
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                               5
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               343,306
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $8,155,528
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,308,692,392
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,230,204,097
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   96,978,791
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (18,823,851)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      333,355
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,308,692,392
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  90,401,712
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $689,399,432
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              47,174,474
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $14.61
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$14.61)                                                  $15.50
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $406,468,050
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              28,431,964
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.30
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $159,016,809
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              11,126,035
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.29
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $43,765,838
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,979,252
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.69
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $8,357,354
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 573,139
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.58
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $361,730
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  24,893
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.53
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                        $696,589
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  47,896
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $14.54
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$14.54)                                                  $15.43
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $222,513
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  15,647
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.22
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $404,077
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  28,412
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.22
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 7/31/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                        $17,740,825
-----------------------------------------------------------------------------------------------------
  Interest                                                             449,305
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (51,513)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $18,138,617
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $8,415,056
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                25,232
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        1,870,363
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             2,028,240
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             3,757,884
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             1,418,657
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               25,612
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  272
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              1,634
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              1,385
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              2,535
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       1,167
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         346
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         634
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    136
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    95,269
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        239,607
-----------------------------------------------------------------------------------------------------
  Printing                                                             128,832
-----------------------------------------------------------------------------------------------------
  Postage                                                               94,100
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         43,780
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             9,981
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        197,326
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $18,358,048
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (90,854)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (538,488)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $17,728,706
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $409,911
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $86,479,905
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          6,235
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                     $86,486,140
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                      $43,316,763
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           (4,675)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                                      $43,312,088
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                         $129,798,228
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $130,208,139
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 7/31                                               2004                       2003

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                $409,911                  $375,977
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              86,486,140               (70,909,267)
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                               43,312,088               157,163,762
------------------------------------------------------------  ---------------              ------------
Increase in net assets from operations                           $130,208,139               $86,630,472
------------------------------------------------------------  ---------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                           $(397,238)                      $--
-------------------------------------------------------------------------------------------------------
  Class I                                                             (49,196)                       --
-------------------------------------------------------------------------------------------------------
  Class R1                                                             (3,935)                       --
-------------------------------------------------------------------------------------------------------
  Class R2                                                                (11)                       --
------------------------------------------------------------  ---------------              ------------
Total distributions declared to shareholders                        $(450,380)                      $--
------------------------------------------------------------  ---------------              ------------
Net increase in net assets from fund share transactions          $392,585,681               $80,196,942
------------------------------------------------------------  ---------------              ------------
Redemption fees                                                        $1,692                       $--
------------------------------------------------------------  ---------------              ------------
Total increase in net assets                                     $522,345,132              $166,827,414
------------------------------------------------------------  ---------------              ------------

NET ASSETS

At beginning of period                                           $786,347,260              $619,519,846
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $333,355 and $367,589, respectively)      $1,308,692,392              $786,347,260
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                               YEARS ENDED 7/31
                                                 ----------------------------------------------------------------------------
CLASS A                                                2004              2003              2002           2001           2000

Net asset value, beginning of period                 $12.80            $11.18            $13.64         $12.25         $14.25
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                            $0.05             $0.05             $0.04          $0.04          $0.07
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     1.77              1.57             (2.49)          2.57           0.97
-------------------------------------------------  --------            ------            ------         ------         ------
Total from investment operations                      $1.82             $1.62            $(2.45)         $2.61          $1.04
-------------------------------------------------  --------            ------            ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                         $(0.01)              $--            $(0.00)+       $(0.06)        $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                          --                --             (0.01)         (1.16)         (2.52)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                           --                --                --             --          (0.43)
-------------------------------------------------  --------            ------            ------         ------         ------
Total distributions declared to shareholders         $(0.01)              $--            $(0.01)        $(1.22)        $(3.04)
-------------------------------------------------  --------            ------            ------         ------         ------
Redemption fees added to paid-in capital#             $0.00+              $--               $--            $--            $--
-------------------------------------------------  --------            ------            ------         ------         ------
Net asset value, end of period                       $14.61            $12.80            $11.18         $13.64         $12.25
-------------------------------------------------  --------            ------            ------         ------         ------
Total return (%)(+)                                   14.23             14.49            (17.98)         21.95          10.16
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                               YEARS ENDED 7/31
                                                 ----------------------------------------------------------------------------
CLASS A (CONTINUED)                                    2004              2003              2002           2001           2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.29              1.45              1.46           1.50           1.26
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.33              0.41              0.29           0.39           0.62
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       63                65                78             63            142
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $689,399          $364,466          $244,996        $64,619           $105
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain periods. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses," which are defined as the fund's operating expenses, exclusive of the management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for
    Class A. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser and the distributor contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                          $0.04               $--             $0.04         $(0.01)        $(0.39)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.34                --              1.42           2.00           5.13
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           0.28                --              0.33          (0.11)         (3.25)
-----------------------------------------------------------------------------------------------------------------------------
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEARS ENDED 7/31                        PERIOD
                                                       ------------------------------------------------         ENDED
CLASS B                                                      2004                2003              2002       7/31/01*

Net asset value, beginning of period                       $12.60              $11.07            $13.60           $13.33
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                   $(0.04)             $(0.03)           $(0.05)          $(0.02)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           1.74                1.56             (2.47)            0.29
-------------------------------------------------------  --------              ------            ------           ------
Total from investment operations                            $1.70               $1.53            $(2.52)           $0.27
-------------------------------------------------------  -------              ------            ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                       $--                 $--            $(0.01)             $--
-------------------------------------------------------  --------              ------            ------           ------
Redemption fees added to paid-in capital#                   $0.00+++              $--               $--              $--
-------------------------------------------------------  --------              ------            ------           ------
Net asset value, end of period                             $14.30              $12.60            $11.07           $13.60
-------------------------------------------------------  --------              ------            ------           ------
Total return (%)                                            13.49               13.82            (18.55)            2.03++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.95                2.08              2.11             2.15+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.32)              (0.22)            (0.37)           (0.25)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             63                  65                78               63
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $406,468            $305,967          $271,674          $82,823
------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain periods. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC for certain of the periods indicated. Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses," which are defined as the fund's operating expenses, exclusive of the management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's
    Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets for Class B. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser and the distributor contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.05)                $--            $(0.04)          $(0.05)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   2.00                  --              2.07             2.63+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.37)                 --             (0.33)           (0.73)+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class B shares, December 29, 2000, through July 31, 2001.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEARS ENDED 7/31                        PERIOD
                                                        -----------------------------------------------         ENDED
CLASS C                                                       2004                2003             2002       7/31/01*

Net asset value, beginning of period                        $12.59              $11.07           $13.59           $13.33
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                    $(0.04)             $(0.03)          $(0.05)          $(0.02)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            1.74                1.55            (2.46)            0.28
-------------------------------------------------------  ---------              ------           ------           ------
Total from investment operations                             $1.70               $1.52           $(2.51)           $0.26
-------------------------------------------------------  ---------              ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                        $--                 $--           $(0.01)             $--
-------------------------------------------------------  ---------              ------           ------           ------
Redemption fees added to paid-in capital#                    $0.00+++              $--              $--              $--
-------------------------------------------------------  ---------              ------           ------           ------
Net asset value, end of period                              $14.29              $12.59           $11.07           $13.59
-------------------------------------------------------  ---------              ------           ------           ------
Total return (%)                                             13.50               13.73           (18.49)            1.95++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                    1.95                2.08             2.11             2.15+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                          (0.32)              (0.23)           (0.37)           (0.26)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              63                  65               78               63
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $159,017            $106,169          $90,726          $25,399
------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain periods. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC for certain of the periods indicated. Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses," which are defined as the fund's operating expenses, exclusive of the management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's
    Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets for Class C. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser and the distributor contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                         $(0.05)                $--           $(0.04)          $(0.05)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                    2.00                  --             2.07             2.63+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                          (0.37)                 --            (0.33)           (0.74)+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class C shares, December 29, 2000, through July 31, 2001.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                YEARS ENDED 7/31
                                                    -------------------------------------------------------------------------
CLASS I                                                  2004             2003             2002           2001           2000

Net asset value, beginning of period                   $12.85           $11.19           $13.61         $12.19         $14.23
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                              $0.09            $0.09            $0.09          $0.10          $0.07
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.79             1.57            (2.50)          2.54           0.93
----------------------------------------------------  -------           ------           ------         ------         ------
Total from investment operations                        $1.88            $1.66           $(2.41)         $2.64          $1.00
----------------------------------------------------  -------           ------           ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                           $(0.04)             $--           $(0.00)+       $(0.06)        $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                            --               --            (0.01)         (1.16)         (2.52)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                        --               --               --             --          (0.43)
----------------------------------------------------  -------           ------           ------         ------         ------
Total distributions declared to shareholders           $(0.04)             $--           $(0.01)        $(1.22)        $(3.04)
----------------------------------------------------  -------           ------           ------         ------         ------
Redemption fees added to paid-in capital#               $0.00+             $--              $--            $--            $--
----------------------------------------------------  -------           ------           ------         ------         ------
Net asset value, end of period                         $14.69           $12.85           $11.19         $13.61         $12.19
----------------------------------------------------  -------           ------           ------         ------         ------
Total return (%)                                        14.66            14.83           (17.72)         22.36           9.89
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               0.95             1.06             1.11           1.15           1.26
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.63             0.77             0.66           0.75           0.59
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         63               65               78             63            142
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $43,766           $6,997          $12,109         $5,209         $1,063
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain periods. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. Prior to March 28, 2002, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses," which are defined as the fund's operating expenses, exclusive of the management, and distribution and service fees, such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for
    Class I. Prior to December 1, 2000 the reimbursement fee was 1.25% and the investment adviser and the distributor contractually waived their fees. To the extent actual expenses were over/under this limitation and the waivers/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                            $0.08              $--            $0.09          $0.03         $(0.36)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               1.00               --             1.07           1.65           4.78
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             0.58               --             0.70           0.25          (2.93)
-----------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         YEAR ENDED            PERIOD ENDED
CLASS R1**                                                                7/31/04               7/31/03*

Net asset value, beginning of period                                      $12.80                 $11.17
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                          $0.02                 $(0.01)
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                          1.77                   1.64
---------------------------------------------------------------------  ---------                 ------
Total from investment operations                                           $1.79                  $1.63
---------------------------------------------------------------------  ---------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.01)                   $--
---------------------------------------------------------------------  ---------                 ------
Redemption fees added to paid-in capital#                                  $0.00+++                 $--
---------------------------------------------------------------------  ---------                 ------
Net asset value, end of period                                            $14.58                 $12.80
---------------------------------------------------------------------  ---------                 ------
Total return (%)                                                           14.02                  14.59++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.44                   1.91+
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                0.17                  (0.13)+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            63                     65
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $8,357                 $2,378
-------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain periods. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.02                    $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.49                     --
-------------------------------------------------------------------------------------------------------
Net investment income                                                       0.12                     --
-------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, December 31, 2002, through July 31, 2003.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  PERIOD ENDED
CLASS R2                                                             7/31/04*

Net asset value, beginning of period                                  $13.29
---------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                     $(0.02)
---------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                      1.29
-------------------------------------------------------------------  -------
Total from investment operations                                       $1.27
-------------------------------------------------------------------  -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.03)
-------------------------------------------------------------------  -------
Redemption fees added to paid-in capital#                              $0.00+++
-------------------------------------------------------------------  -------
Net asset value, end of period                                        $14.53
-------------------------------------------------------------------  -------
Total return (%)                                                        9.56++
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.73+
----------------------------------------------------------------------------
Net investment income (loss)                                           (0.18)+
----------------------------------------------------------------------------
Portfolio turnover                                                        63
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $362
----------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain periods. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.03)
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.78
----------------------------------------------------------------------------
Net investment loss                                                    (0.23)
----------------------------------------------------------------------------

  * For the period from the inception of Class R2 shares, October 31, 2003, through July 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEAR ENDED               YEAR ENDED
CLASS 529A                                                               7/31/04                 7/31/03*

Net asset value, beginning of period                                      $12.76                 $11.18
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                 $0.01                  $0.01
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                          1.77                   1.57
---------------------------------------------------------------------  ---------                 ------
Total from investment operations                                           $1.78                  $1.58
---------------------------------------------------------------------  ---------                 ------
Redemption fees added to paid-in capital#                                  $0.00+                   $--
---------------------------------------------------------------------  ---------                 ------
Net asset value, end of period                                            $14.54                 $12.76
---------------------------------------------------------------------  ---------                 ------
Total return (%)(+)                                                        13.95                  14.13
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.54                   1.77
-------------------------------------------------------------------------------------------------------
Net investment income                                                       0.06                   0.10
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            63                     65
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $697                   $196
-------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain periods. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.00+                   $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.59                     --
-------------------------------------------------------------------------------------------------------
Net investment income                                                       0.01                     --
-------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through July 31, 2003.
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        YEAR ENDED            YEAR ENDED
CLASS 529B                                                                7/31/04              7/31/03*

Net asset value, beginning of period                                      $12.56                 $11.07
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                  $(0.08)                $(0.06)
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                          1.74                   1.55
---------------------------------------------------------------------  ---------                 ------
Total from investment operations                                           $1.66                  $1.49
---------------------------------------------------------------------  ---------                 ------
Redemption fees added to paid-in capital#                                  $0.00+                   $--
---------------------------------------------------------------------  ---------                 ------
Net asset value, end of period                                            $14.22                 $12.56
---------------------------------------------------------------------  ---------                 ------
Total return (%)                                                           13.22                  13.46
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  2.20                   2.41
-------------------------------------------------------------------------------------------------------
Net investment loss                                                        (0.59)                 (0.55)
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            63                     65
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $223                    $71
-------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain periods. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                       $(0.09)                   $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  2.25                     --
-------------------------------------------------------------------------------------------------------
Net investment loss                                                        (0.64)                    --
-------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529B shares, July 31, 2002, through July 31, 2003.
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        YEAR ENDED             YEAR ENDED
CLASS 529C                                                                7/31/04               7/31/03*

Net asset value, beginning of period                                      $12.56                 $11.07
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                  $(0.08)                $(0.06)
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                          1.74                   1.55
---------------------------------------------------------------------  ---------                 ------
Total from investment operations                                           $1.66                  $1.49
---------------------------------------------------------------------  ---------                 ------
Redemption fees added to paid-in capital#                                  $0.00+                   $--
---------------------------------------------------------------------  ---------                 ------
Net asset value, end of period                                            $14.22                 $12.56
---------------------------------------------------------------------  ---------                 ------
Total return (%)                                                           13.22                  13.46
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  2.20                   2.42
-------------------------------------------------------------------------------------------------------
Net investment loss                                                        (0.59)                 (0.53)
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            63                     65
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $404                   $104
-------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain periods. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                       $(0.09)                   $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  2.25                     --
-------------------------------------------------------------------------------------------------------
Net investment loss                                                        (0.64)                    --
-------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529C shares, July 31, 2002, through July 31, 2003.
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund may charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended July 31, 2004, the fund's custodian fees were reduced by $3,116 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For year ended July 31, 2004, the fund's miscellaneous expenses were reduced by $87,738 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, and real estate investment trusts.

The tax character of distributions declared for the years ended July 31, 2004 and July 31, 2003 was as follows:

                                               7/31/04         7/31/03
Distributions declared from:
------------------------------------------------------------------------
  Ordinary income                           $(450,380)             $--
------------------------------------------------------------------------
  Long-term capital gain                            --              --
------------------------------------------------------------------------
Total distributions declared                $(450,380)             $--
------------------------------------------------------------------------

During the year ended July 31, 2004, accumulated undistributed net investment income increased by $6,235, accumulated net realized loss on investments and foreign currency transactions increased by $6,235 due to differences between book and tax accounting for currency transactions. This change had no effect on the net assets or net asset value per share.

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $333,355
          ----------------------------------------------------------
          Undistributed long-term capital gain                   --
          ----------------------------------------------------------
          Capital loss carryforward                      (3,406,675)
          ----------------------------------------------------------
          Post-October capital loss deferral                     --
          ----------------------------------------------------------
          Post-October currency loss deferral                    --
          ----------------------------------------------------------
          Unrealized appreciation                        81,561,615
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on July 31, 2011.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.65% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the fund accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non- recurring accrual in the amount of $170,225 had no material impact on either the net asset value per share based on the shares outstanding on the day the proceeds were recorded or on the total return for the year ended July 31, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended July 31, 2004, the fund paid MFS $95,269, equivalent to 0.00851% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $405,037 and $2,979 for the year ended July 31, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers.
These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                               CLASS A        CLASS B        CLASS C      CLASS R1      CLASS R2

Distribution Fee                                 0.10%          0.75%          0.75%         0.25%         0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                      0.25%          0.25%          0.25%         0.25%         0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                          0.35%          1.00%          1.00%         0.50%         0.50%
----------------------------------------------------------------------------------------------------------------

                                            CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                                 0.25%          0.75%          0.75%
----------------------------------------------------------------------------------------------------------------
Service Fee                                      0.25%          0.25%          0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                          0.50%          1.00%          1.00%
----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
July 31, 2004, amounted to:

                                               CLASS A        CLASS B        CLASS C      CLASS R1      CLASS R2

Service Fee Retained by MFD                    $55,117         $1,794           $929            $7           $14
----------------------------------------------------------------------------------------------------------------

                                            CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by MFD                        $84            $14            $56
----------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended July 31, 2004, were as follows:

                                               CLASS A        CLASS B        CLASS C      CLASS R1      CLASS R2

Effective Annual Percentage Rates                0.35%          1.00%          1.00%         0.50%         0.50%
----------------------------------------------------------------------------------------------------------------

                                            CLASS 529A     CLASS 529B     CLASS 529C

Effective Annual Percentage Rates                0.35%          1.00%          1.00%
----------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended July 31, 2004, were as follows:

                             CLASS A    CLASS B   CLASS C CLASS 529B CLASS 529C

Contingent Deferred Sales
Charges Imposed              $10,130   $682,016   $25,133        $10        $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the year ended July 31, 2004, the fund paid MFSC a fee of $1,172,107 for shareholder services which equated to 0.1048% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $205,872 for the year ended July 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,061,828,814 and $683,207,795, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $1,223,085,798
          ----------------------------------------------------------
          Gross unrealized appreciation                $122,367,118
          ----------------------------------------------------------
          Gross unrealized depreciation                 (40,805,503)
          ----------------------------------------------------------
          Net unrealized appreciation                   $81,561,615
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Year ended 7/31/04                   Year ended 7/31/03
                                        SHARES            AMOUNT             SHARES            AMOUNT

CLASS A SHARES

Shares sold                             33,958,213       $476,123,972        41,360,742       $469,406,794
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               26,316            359,446                --                 --
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (15,276,018)      (217,849,726)      (34,810,122)      (390,644,599)
----------------------------------------------------------------------------------------------------------
Net increase                            18,708,511       $258,633,692         6,550,620        $78,762,195
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                             10,440,460       $143,069,127         7,871,265        $89,471,704
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (6,296,072)       (87,279,717)       (8,125,653)       (88,580,618)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                  4,144,388        $55,789,410          (254,388)          $891,086
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              5,173,574        $70,777,297         3,000,565        $34,302,937
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (2,477,397)       (34,467,667)       (2,768,177)       (30,457,484)
----------------------------------------------------------------------------------------------------------
Net increase                             2,696,177        $36,309,630           232,388         $3,845,453
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              2,693,463        $38,796,032           172,224         $1,948,457
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                1,268             17,377                --                 --
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (259,839)        (3,742,600)         (710,346)        (7,780,593)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                  2,434,892        $35,070,809          (538,122)       $(5,832,136)
----------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                712,373        $10,175,827           365,807         $4,371,276
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  278              3,790                --                 --
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (325,270)        (4,636,239)         (180,049)        (2,153,205)
----------------------------------------------------------------------------------------------------------
Net increase                               387,381         $5,543,378           185,758         $2,218,071
----------------------------------------------------------------------------------------------------------

                                          Period ended 7/31/04*
                                        SHARES            AMOUNT

CLASS R2 SHARES

Shares sold                                 26,519           $385,082
---------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    1                 11
---------------------------------------------------------------------
Shares reacquired                           (1,627)           (23,509)
---------------------------------------------------------------------
Net increase                                24,893           $361,584
---------------------------------------------------------------------

                                           Year ended 7/31/04                   Year ended 7/31/03
                                        SHARES            AMOUNT             SHARES            AMOUNT

CLASS 529A SHARES

Shares sold                                 34,735           $491,083            15,495           $174,712
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (2,159)           (30,185)             (645)            (7,306)
----------------------------------------------------------------------------------------------------------
Net increase                                32,576           $460,898            14,850           $167,406
----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                 10,473           $146,757             5,171            $57,680
----------------------------------------------------------------------------------------------------------
Shares reacquired                             (449)            (5,917)              (22)              (241)
----------------------------------------------------------------------------------------------------------
Net increase                                10,024           $140,840             5,149            $57,439
----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                 20,471           $279,981             7,810            $87,651
----------------------------------------------------------------------------------------------------------
Shares reacquired                             (323)            (4,541)              (20)              (223)
----------------------------------------------------------------------------------------------------------
Net increase                                20,148           $275,440             7,790            $87,428
----------------------------------------------------------------------------------------------------------
* For the period from October 31, 2003, through July 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended July 31, 2004, was $5,683, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended July 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS" former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes, In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts, Forsythe
v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (RGS) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of
MFS Strategic Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Value Fund at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles. ERNST & YOUNG LLP Boston, Massachusetts September 10, 2004

---------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of September 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
DIRECTORSHIPS(2) DURING      POSITION(s) HELD      TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH             WITH FUND             SINCE(1)               THE PAST FIVE YEARS
-----------------------      ----------------      ---------------      -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial Services
(born 10/20/63)               President                                 Company, Chief Executive Officer,
                                                                        President, Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial Services
(born 08/08/46)                                                         Company, Chairman (since February 2004);
                                                                        Harvard Law School (education), John
                                                                        Olin Visiting Professor (since July
                                                                        2002); Secretary of Economic Affairs,
                                                                        The Commonwealth of Massachusetts
                                                                        (January 2002 to December 2002);
                                                                        Fidelity Investments, Vice Chairman
                                                                        (June 2000 to December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser), President (March
                                                                        1997 to July 2001); The Bank of New York
                                                                        (financial services), Director; Bell
                                                                        Canada Enterprises (telecommunications),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; KeySpan Corporation
(born 05/01/36)               Trustees                                  (energy related services), Director;
                                                                        Eastern Enterprises (diversified
                                                                        services company), Chairman, Trustee and
                                                                        Chief Executive Officer (until November
                                                                        2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                         Cardiac Surgery; Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining products
(born 05/30/42)                                                         and service provider), Vice Chairman/
                                                                        Director (since April 2001); Encinitos
                                                                        Ventures (private investment company),
                                                                        Principal (1997 to April 2001); Lincoln
                                                                        Electric Holdings, Inc. (welding
                                                                        equipment manufacturer), Director;
                                                                        Southwest Gas Corporation (natural gas
                                                                        distribution company), Director

William R. Gutow              Trustee               December 1993       Private investor and real estate
(born 09/27/41)                                                         consultant; Capitol Entertainment
                                                                        Management Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                         Managing Director, Investment Banking
                                                                        Group (1997 to February 2001); Borders
                                                                        Group, Inc. (book and music retailer),
                                                                        Director; Federal Realty Investment
                                                                        Trust (real estate investment trust),
                                                                        Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu             Trustee               August 1982         Private investor; Harvard University
(born 04/10/35)                                                         Graduate School of Business
                                                                        Administration, Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship Emeritus;
                                                                        CBL & Associates Properties, Inc. (real
                                                                        estate investment trust), Director

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                         planning specialists), President;
                                                                        Wellfleet Investments (investor in
                                                                        health care companies), Managing General
                                                                        Partner (since 1993); Cambridge
                                                                        Nutraceuticals (professional nutritional
                                                                        products), Chief Executive Officer
                                                                        (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care industry
(born 04/25/46)                                                         consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial Services
(born 10/20/63)               Trustee                                   Company, Chief Executive Officer,
                                                                        President, Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial Services
(born 03/06/59)               and Assistant Clerk                       Company, Senior Vice President and
                                                                        Associate General Counsel

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial Services
(born 10/01/53)                                                         Company, Vice President (since April
                                                                        2003); Brown Brothers Harriman & Co.,
                                                                        Senior Vice President (November 2002 to
                                                                        April 2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior Vice
                                                                        President (prior to November 2002)

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial Services
(born 09/18/63)                                                         Company, Vice President (since August
                                                                        2000); UAM Fund Services, Senior Vice
                                                                        President (prior to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial Services
(born 08/29/58)                                                         Company, Senior Vice President (since
                                                                        July 2002); The Bank of New York, Senior
                                                                        Vice President (September 2000 to July
                                                                        2002); Lexington Global Asset Managers,
                                                                        Inc., Executive Vice President and Chief
                                                                        Financial Officer (prior to September
                                                                        2000); Lexington Funds, Chief Financial
                                                                        Officer (prior to September 2000)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial Services
(born 11/13/57)                                                         Company, Vice President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                        services), Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services), Executive Vice
                                                                        President (April 2003 to June 2004);
                                                                        David L. Babson & Co. (investment
                                                                        adviser), Managing Director, Chief
                                                                        Administrative Officer and Director
                                                                        (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial Services
(born 06/12/60)                                                         Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act), which is the principal federal law governing investment companies like the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders" meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
----------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA                         200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Kenneth J. Enright
Alan T. Langsner
Katrina Mead

QUARTERLY PORTFOLIO DISCLOSURE
Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at
http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference
Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at www.mfs.com.

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

For the year ended July 31, 2004, the amount of distribution from income eligible for the 70% dividends received deduction for corporations is 100.00%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             SVF-ANN-9/04 156M

MFS(R) Mutual Funds

ANNUAL REPORT 7/31/04

MFS(R) Global Value Fund

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) GLOBAL VALUE FUND
The fund seeks capital appreciation and reasonable income.

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
MANAGEMENT REVIEW                              1
------------------------------------------------
PORTFOLIO COMPOSITION                          3
------------------------------------------------
PERFORMANCE SUMMARY                            4
------------------------------------------------
EXPENSE TABLE                                  6
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       7
------------------------------------------------
FINANCIAL STATEMENTS                          12
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 16
------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                        22
------------------------------------------------
FEDERAL TAX INFORMATION                       23
------------------------------------------------
TRUSTEES AND OFFICERS                         24

-------------------------------------------------------------------------------

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED     MAY LOSE VALUE         NO BANK GUARANTEE      NOT A DEPOSIT
           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The recovery in global stock markets that began in the spring of 2003 continued into the first quarter of 2004. Business capital expenditures, which had been weak for several years, began to trend upward in the latter half of 2003, adding support to a recovery that had been fueled largely by consumer spending. In the second quarter of 2004, many measures of global economic growth, including employment, corporate spending and earnings growth, continued to improve. Stock prices, however, made only modest gains during the quarter, as investors, we believe, became increasingly concerned about the likelihood of higher interest rates, rising oil prices, a slowdown in corporate earnings growth, and continuing unrest in Iraq. The U. S. Federal Reserve Board did in fact raise interest rates on June 30 and set expectations for a series of modest rate hikes. Then during the month of July, a number of bellwether companies indicated that growth was starting to slow, which triggered a pull-back in equity markets near the end of the period.

CONTRIBUTORS TO PERFORMANCE

Overall stock selection in the health care and consumer staples sectors was the primary contributor to relative performance. The fund also benefited from our underweighted position, relative to the benchmark, in technology.

In the consumer staples sectors, our investment in Reckitt Benckiser, a maker of household and industrial cleaning products, was among the top individual contributors to performance.

Three of the fund's top-10 contributors came from the energy sector. Oil and gas company ConocoPhillips, Hong Kong-based oil and gas company CNOOC Limited, and integrated oil company TOTAL S.A. all did well for the fund. Neither ConocoPhillips nor CNOOC Limited are part of the fund's primary benchmark, the Morgan Stanley Capital International (MSCI) World Index.

In the financial services sector, the regional bank FleetBoston Financial experienced a substantial stock price gain. The firm has been acquired by Bank of America.

Other individual stocks that did well for the portfolio included the Finnish-based power and heating company Fortum Corporation, the Swiss agrochemical firm Syngenta, Sekisui Chemical, a diversified Japanese company that makes products for prefabricated houses, and William Hill Organization Limited, which operates in the gaming industry. Our William Hill position was sold before period end.

DETRACTORS FROM PERFORMANCE

At the sector level, our stock selection in transportation and financial services, and our underweighting in industrial goods and services were the main detractors from relative performance.

In financial services, Swiss-based reinsurer Converium Holdings, which is not part of the MSCI World Index, experienced a steep decline. Banking concern Mellon Financial and brokerage firm Merrill Lynch also posted negative returns during the period.

In the transportation sector, our overweighted position, relative to the benchmark, in rail freight carrier Union Pacific also had a negative impact on the fund.

Among individual stocks, our positions in Toyota Industries Corporation, publishing conglomerate Tribune Company, and France Telecom detracted from relative performance. France Telecom was sold out of the portfolio before the end of the period.

During a period when the fund's benchmark posted a substantial gain, our cash position also acted as a drag on performance. We hold cash to maintain liquidity for the portfolio. It averaged less than 3% of the fund's total assets during the period.

     Respectfully,

 /s/ Steven R. Gorham                    /s/ Barnaby Wiener

     Steven R. Gorham                        Barnaby Wiener
     Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

--------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              PORTFOLIO STRUCTURE*
--------------------------------------------------------------------------------

                         Stocks                   94.9%
                          Cash                     5.1%

--------------------------------------------------------------------------------
                              SECTOR WEIGHTINGS
--------------------------------------------------------------------------------

Financial Services                                                       25.0%
--------------------------------------------------------------------------------
Utilities & Communications                                               14.1%
--------------------------------------------------------------------------------
Energy                                                                   11.4%
--------------------------------------------------------------------------------
Consumer Staples                                                          9.7%
--------------------------------------------------------------------------------
Health Care                                                               7.6%
--------------------------------------------------------------------------------
Basic Materials                                                           6.3%
--------------------------------------------------------------------------------
Autos & Housing                                                           6.1%
--------------------------------------------------------------------------------
Leisure                                                                   4.6%
--------------------------------------------------------------------------------
Industrial Goods & Services                                               3.1%
--------------------------------------------------------------------------------
Transportation                                                            2.7%
--------------------------------------------------------------------------------
Retailing                                                                 2.6%
--------------------------------------------------------------------------------
Technology                                                                1.5%
--------------------------------------------------------------------------------
Business Services                                                         0.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TOP TEN HOLDINGS
--------------------------------------------------------------------------------

Bank of America Corp.                                                     2.6%
--------------------------------------------------------------------------------
BP PLC                                                                    1.9%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                           1.9%
--------------------------------------------------------------------------------
TOTAL S.A.                                                                1.8%
--------------------------------------------------------------------------------
Fannie Mae                                                                1.5%
--------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                        1.3%
--------------------------------------------------------------------------------
Vodafone Group PLC                                                        1.3%
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                 1.3%
--------------------------------------------------------------------------------
Johnson & Johnson                                                         1.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                                        1.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TOP TEN COUNTRIES
--------------------------------------------------------------------------------

United States                                                            43.3%
--------------------------------------------------------------------------------
United Kingdom                                                           12.9%
--------------------------------------------------------------------------------
Japan                                                                     9.1%
--------------------------------------------------------------------------------
France                                                                    5.1%
--------------------------------------------------------------------------------
Switzerland                                                               4.0%
--------------------------------------------------------------------------------
Italy                                                                     2.9%
--------------------------------------------------------------------------------
Spain                                                                     2.7%
--------------------------------------------------------------------------------
Germany                                                                   2.5%
--------------------------------------------------------------------------------
Sweden                                                                    2.0%
--------------------------------------------------------------------------------
Netherlands                                                               1.7%
--------------------------------------------------------------------------------

Percentages are based on total net assets as of July 31, 2004.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 7/31/04
--------------------------------------------------------------------------------

Currently, the fund offers Class A shares, which are available for purchase at net asset value only by members of the governing boards of the various funds sponsored by MFS or by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

CALL 1-800-343-2829 EXT. 35941 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

MFS GLOBAL VALUE FUND

              MFS Global        MSCI              MSCI
              Value Fund        World          World Value
              - Class A         Index             Index
----------------------------------------------------------
12/00         $ 9,425          $10,000          $10,000
7/01            8,709            8,846            9,306
7/02            7,815            6,988            7,201
7/03            8,358            7,639            7,991
7/04           10,239            9,023            9,845


TOTAL RETURNS
--------------------
  Average annual
without sales charge
--------------------

                             Class
      Share class        inception date      1 Year     3 Years      Life*
  ---------------------------------------------------------------------------
           A               12/29/2000          22.50%       5.54%       2.34%
  ---------------------------------------------------------------------------

--------------------
  Average annual
--------------------

  Comparative benchmarks
  ---------------------------------------------------------------------------
  Average global large-cap value fund+         19.52%       2.94%       0.43%
  ---------------------------------------------------------------------------
  MSCI World Index#                            18.11%       0.66%      -2.83%
  ---------------------------------------------------------------------------
  MSCI World Value Index#                      23.21%       1.89%      -0.43%
  ---------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

      Share class                            1 Year     3 Years      Life*
  ---------------------------------------------------------------------------
          A**                                  15.46%       3.48%       0.66%
  ---------------------------------------------------------------------------

--------------------
     Cumulative
without sales charge
--------------------

  ---------------------------------------------------------------------------
           A                                   22.50%      17.57%       8.64%
  ---------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, December 29, 2000, through July 31, 2004. Index information is from January 1, 2001.
**  Takes into account the maximum sales charge of 5.75%.
+   Source: Lipper Inc., an independent firm that reports mutual fund performance.
#   Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX - measures the performance of stock markets in the developed world.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD VALUE INDEX - is a commonly used measure of global value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

The fund may charge a 2% redemption fee on proceds from shares redeemed or exchanged within 5 business days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk conditions.

--------------------------------------------------------------------------------
EXPENSE TABLE
--------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM FEBRUARY 1, 2004, THROUGH JULY 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class

-------------------------------------------------------------------------------
                                            Beginning   Ending      Expenses
                             Annualized      Account    Account    Paid During
                               Expense        Value      Value       Period*
                                Ratio        2/01/04    7/31/04  2/01/04-7/31/04
-------------------------------------------------------------------------------
               Actual           1.25%        $1,000     $1,028       $6.32
         A     ----------------------------------------------------------------
               Hypothetical**   1.25%        $1,000     $1,019       $6.29
-------------------------------------------------------------------------------

 * Expenses paid is equal to the fund's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

** Assumed rate of return of 5% per year before expenses.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 7/31/04
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 94.9%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
--------------------------------------------------------------------------------------------------
Foreign Stocks - 51.6%
--------------------------------------------------------------------------------------------------
Bermuda - 0.4%
--------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                     280          $6,896
--------------------------------------------------------------------------------------------------

Brazil - 0.5%
--------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR (Energy - Integrated)                          300          $7,695
--------------------------------------------------------------------------------------------------

Canada - 1.2%
--------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroad & Shipping)                          192          $8,646
--------------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                          250          11,060
--------------------------------------------------------------------------------------------------
                                                                                         $19,706
--------------------------------------------------------------------------------------------------
Finland - 1.0%
--------------------------------------------------------------------------------------------------
Fortum Corp. (Energy - Independent)                                        1,200         $16,519
--------------------------------------------------------------------------------------------------

France - 5.1%
--------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Companies)                              590         $13,903
--------------------------------------------------------------------------------------------------
Renault S.A. (Automotive)                                                    190          14,973
--------------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)                                          200          13,249
--------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)                                       600          11,845
--------------------------------------------------------------------------------------------------
TOTAL S.A., ADR (Energy - Integrated)                                        300          29,205
--------------------------------------------------------------------------------------------------
                                                                                         $83,175
--------------------------------------------------------------------------------------------------
Germany - 2.5%
--------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                     330         $14,648
--------------------------------------------------------------------------------------------------
Deutsche Telekom AG (Telephone Services)                                   1,000          16,735
--------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                                170           9,541
--------------------------------------------------------------------------------------------------
                                                                                         $40,924
--------------------------------------------------------------------------------------------------
Hong Kong - 1.0%
--------------------------------------------------------------------------------------------------
CNOOC Ltd. (Energy - Independent)                                         36,000         $17,308
--------------------------------------------------------------------------------------------------

Ireland - 1.4%
--------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Companies)                                 1,160         $15,173
--------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Banks & Credit Companies)                        500           7,556
--------------------------------------------------------------------------------------------------
                                                                                         $22,729
--------------------------------------------------------------------------------------------------
Italy - 2.9%
--------------------------------------------------------------------------------------------------
Eni S.p.A. (Energy - Integrated)                                             850         $17,475
--------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary (Construction)                                 600           7,884
--------------------------------------------------------------------------------------------------
Italcementi S.p.A. (Construction)                                          1,700          14,777
--------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. (Insurance)                             400           7,204
--------------------------------------------------------------------------------------------------
                                                                                         $47,340
--------------------------------------------------------------------------------------------------
Japan - 9.1%
--------------------------------------------------------------------------------------------------
Acom Co. Ltd. (Banks & Credit Companies)                                      90          $5,801
--------------------------------------------------------------------------------------------------
Canon, Inc., ADR (Personal Computers & Peripherals)                          200           9,800
--------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                             600           9,434
--------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                                 400           6,092
--------------------------------------------------------------------------------------------------
Honda Motor Co. Ltd. (Automotive)                                            200           9,745
--------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                                2          10,231
--------------------------------------------------------------------------------------------------
Lawson, Inc. (Specialty Stores)                                              200           7,767
--------------------------------------------------------------------------------------------------
LEOPALACE21 Corp. (Real Estate)                                              500           9,956
--------------------------------------------------------------------------------------------------
Promise Co. Ltd. (Banks & Credit Companies)                                  100           6,491
--------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. (Apparel Manufacturers)                                  2,000          11,813
--------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd. (Construction)                                   1,000           7,210
--------------------------------------------------------------------------------------------------
Takefuji Corp. (Banks & Credit Companies)                                     80           5,754
--------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd. (Pharmaceuticals)                                  1,000           8,307
--------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc. (Utilities - Electric Power)                 800          13,161
--------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (Natural Gas - Distribution)                            6,000          21,468
--------------------------------------------------------------------------------------------------
Toyota Industries Corp. (Automotive)                                         200           4,702
--------------------------------------------------------------------------------------------------
                                                                                        $147,732
--------------------------------------------------------------------------------------------------
Luxembourg - 0.6%
--------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)                                             300         $10,668
--------------------------------------------------------------------------------------------------

Mexico - 0.4%
--------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V. (Banks & Credit
Companies)                                                                 4,500          $6,684
--------------------------------------------------------------------------------------------------

Netherlands - 1.7%
--------------------------------------------------------------------------------------------------
Royal KPN N.V. (Telephone Services)                                        2,300         $16,978
--------------------------------------------------------------------------------------------------
TPG N.V. (Airlines)                                                          450           9,852
--------------------------------------------------------------------------------------------------
                                                                                         $26,830
--------------------------------------------------------------------------------------------------
Norway - 0.7%
--------------------------------------------------------------------------------------------------
DnB Holding A.S.A. (Banks & Credit Companies)                              1,600         $10,947
--------------------------------------------------------------------------------------------------

Singapore - 0.3%
--------------------------------------------------------------------------------------------------
Singapore Post Ltd. (Trucking)                                            13,300          $6,265
--------------------------------------------------------------------------------------------------

South Korea - 1.2%
--------------------------------------------------------------------------------------------------
Hyundai Motor Co., GDR (Automotive)##                                        450          $8,820
--------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR (Electronics)                               60          10,740
--------------------------------------------------------------------------------------------------
                                                                                         $19,560
--------------------------------------------------------------------------------------------------
Spain - 2.7%
--------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                       230          $7,178
--------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric Power)                                  400           8,175
--------------------------------------------------------------------------------------------------
Repsol YPF S.A. (Energy - Independent)                                       600          12,725
--------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)*                                      1,066          15,520
--------------------------------------------------------------------------------------------------
                                                                                         $43,598
--------------------------------------------------------------------------------------------------
Sweden - 2.0%
--------------------------------------------------------------------------------------------------
Autoliv, Inc. (Automotive)                                                   180          $7,477
--------------------------------------------------------------------------------------------------
Nordea Bank AB (Banks & Credit Companies)                                  1,900          12,927
--------------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)                                                 1,200          11,720
--------------------------------------------------------------------------------------------------
                                                                                         $32,124
--------------------------------------------------------------------------------------------------
Switzerland - 4.0%
--------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)                                             155          $3,412
--------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)                                  70          17,869
--------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                250          11,173
--------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                           120          11,850
--------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                      250          20,638
--------------------------------------------------------------------------------------------------
                                                                                         $64,942
--------------------------------------------------------------------------------------------------

United Kingdom - 12.9%
--------------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)*                                        500         $10,625
--------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                            200           8,955
--------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)                                                        900           9,169
--------------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                            560          31,562
--------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)                     1,600          13,106
--------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)                                             900          11,159
--------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd. (Airlines)                                        2,300           6,193
--------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                                         440           9,574
--------------------------------------------------------------------------------------------------
Kelda Group PLC (Utilities - Electric Power)                                 700           6,571
--------------------------------------------------------------------------------------------------
Matalan PLC (Apparel Manufacturers)                                        3,000          11,434
--------------------------------------------------------------------------------------------------
mm02 PLC (Telecommunications - Wireless)                                   5,100           8,304
--------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                            300           8,209
--------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                                    860           7,620
--------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Companies)                  658          18,507
--------------------------------------------------------------------------------------------------
Severn Trent PLC (Utilities - Electric Power)                                400           5,800
--------------------------------------------------------------------------------------------------
United Utilities PLC (Utilities - Electric Power)                          1,000           5,976
--------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                         9,850          21,370
--------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                      2,620          15,992
--------------------------------------------------------------------------------------------------
                                                                                        $210,126
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                    $841,768
--------------------------------------------------------------------------------------------------

U.S. Stocks - 43.3%
--------------------------------------------------------------------------------------------------
Aerospace - 1.7%
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        340         $18,017
--------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       170           8,942
--------------------------------------------------------------------------------------------------
                                                                                         $26,959
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.4%
--------------------------------------------------------------------------------------------------
American Express Co.                                                         230         $11,558
--------------------------------------------------------------------------------------------------
Bank of America Corp.                                                        489          41,570
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              685          30,202
--------------------------------------------------------------------------------------------------
Fannie Mae                                                                   343          24,339
--------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                      323          12,058
--------------------------------------------------------------------------------------------------
MBNA Corp.                                                                   170           4,197
--------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                       520          14,290
--------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                           240          12,144
--------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                         300          19,785
--------------------------------------------------------------------------------------------------
                                                                                        $170,143
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.9%
--------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                  500         $13,400
--------------------------------------------------------------------------------------------------

Brokerage & Asset Managers - 2.5%
--------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                      85          $4,101
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                    240          21,166
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    315          15,662
--------------------------------------------------------------------------------------------------
                                                                                         $40,929
--------------------------------------------------------------------------------------------------

Chemicals -2.6%
--------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             250          $9,973
--------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                380          16,291
--------------------------------------------------------------------------------------------------
Monsanto Co.                                                                 100           3,626
--------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                         220          12,969
--------------------------------------------------------------------------------------------------
                                                                                         $42,859
--------------------------------------------------------------------------------------------------
Construction - 0.5%
--------------------------------------------------------------------------------------------------
Masco Corp.                                                                  280          $8,467
--------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.0%
--------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                         250         $16,018
--------------------------------------------------------------------------------------------------

Electrical Equipment - 1.0%
--------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                   65          $3,697
--------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                         205          12,444
--------------------------------------------------------------------------------------------------
                                                                                         $16,141
--------------------------------------------------------------------------------------------------
Electronics - 0.2%
--------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                      140          $3,780
--------------------------------------------------------------------------------------------------

Energy - Independent - 0.6%
--------------------------------------------------------------------------------------------------
Unocal Corp.                                                                 270         $10,465
--------------------------------------------------------------------------------------------------

Energy - Integrated - 1.6%
--------------------------------------------------------------------------------------------------
ConocoPhillips                                                               225         $17,723
--------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                            185           8,566
--------------------------------------------------------------------------------------------------
                                                                                         $26,289
--------------------------------------------------------------------------------------------------
Entertainment - 0.9%
--------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                            430         $14,444
--------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.6%
--------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                   720         $11,110
--------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                               170           6,271
--------------------------------------------------------------------------------------------------
Kellogg Co.                                                                  455          18,955
--------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                               270           5,929
--------------------------------------------------------------------------------------------------
                                                                                         $42,265
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
--------------------------------------------------------------------------------------------------
International Paper Co.                                                      345         $14,914
--------------------------------------------------------------------------------------------------

Insurance - 3.8%
--------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  120          $4,757
--------------------------------------------------------------------------------------------------
Allstate Corp.                                                               280          13,182
--------------------------------------------------------------------------------------------------
Chubb Corp.                                                                   60           4,127
--------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                      170          11,067
--------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                530          18,905
--------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                275          10,194
--------------------------------------------------------------------------------------------------
                                                                                         $62,232
--------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
--------------------------------------------------------------------------------------------------
Deere & Co.                                                                  120          $7,537
--------------------------------------------------------------------------------------------------

Oil Services - 0.6%
--------------------------------------------------------------------------------------------------
Noble Corp.*                                                                 270         $10,454
--------------------------------------------------------------------------------------------------

Pharmaceuticals - 3.2%
--------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          300         $11,805
--------------------------------------------------------------------------------------------------
Johnson & Johnson                                                            380          21,003
--------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                            100           4,535
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 230           7,351
--------------------------------------------------------------------------------------------------
Wyeth                                                                        185           6,549
--------------------------------------------------------------------------------------------------
                                                                                         $51,243
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
--------------------------------------------------------------------------------------------------
Tribune Co.                                                                  290         $12,311
--------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.8%
--------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                           125          $4,435
--------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                          140           7,888
--------------------------------------------------------------------------------------------------
                                                                                         $12,323
--------------------------------------------------------------------------------------------------
Restaurants - 0.3%
--------------------------------------------------------------------------------------------------
McDonald's Corp.                                                             190          $5,225
--------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.8%
--------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                               255         $13,196
--------------------------------------------------------------------------------------------------

Specialty Stores - 0.7%
--------------------------------------------------------------------------------------------------
Gap, Inc.                                                                    210          $4,767
--------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                               300           7,041
--------------------------------------------------------------------------------------------------
                                                                                         $11,808
--------------------------------------------------------------------------------------------------
Telephone Services - 1.9%
--------------------------------------------------------------------------------------------------
Sprint FON Group                                                             760         $14,197
--------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                 430          16,572
--------------------------------------------------------------------------------------------------
                                                                                         $30,769
--------------------------------------------------------------------------------------------------
Tobacco - 1.3%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           440         $20,944
--------------------------------------------------------------------------------------------------

Utilities - Electric Power - 1.2%
--------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                     185         $11,740
--------------------------------------------------------------------------------------------------
TXU Corp.                                                                    200           7,927
--------------------------------------------------------------------------------------------------
                                                                                         $19,667
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                       $704,782
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,338,500)                                            $1,546,550
--------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.3%
--------------------------------------------------------------------------------------------------
                                                                  PAR AMOUNT
                                                                 (000 Omitted)
--------------------------------------------------------------------------------------------------
Morgan Stanley, 1.36%, dated 7/31/04, due 8/02/04, total to
be received $69,008 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                         $69         $69,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,407,500)                                       $1,615,550
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.8%                                                     13,687
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $1,629,237
--------------------------------------------------------------------------------------------------
 *Non-income producing security.
##SEC Rule 144A restriction.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/04

ASSETS

Investments, at value (identified cost, $1,407,500)                  $1,615,550
-------------------------------------------------------------------------------------------------------
Cash                                                                        465
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                           9,187
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                         4,133
-------------------------------------------------------------------------------------------------------
Receivable for settlement proceeds                                           13
-------------------------------------------------------------------------------------------------------
Total assets                                                                                 $1,629,348
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                            $89
-------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                          22
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                                  $111
-------------------------------------------------------------------------------------------------------
Net assets                                                                                   $1,629,237
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                      $1,533,537
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in
foreign currencies                                                      208,105
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                  (125,319)
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                          12,914
-------------------------------------------------------------------------------------------------------
Net assets                                                                                   $1,629,237
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                       153,586
-------------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                         $1,629,237
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                    153,586
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $10.61
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.61)                                                    $11.26
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 7/31/04

NET INVESTMENT INCOME (LOSS)

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                               $38,382
-------------------------------------------------------------------------------------------------------
  Interest                                                                    355
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                   (2,337)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                         $36,400
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                          $15,368
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                               1,624
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                    5,395
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                          124
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                             5,352
-------------------------------------------------------------------------------------------------------
  Printing                                                                  6,668
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                            29,440
-------------------------------------------------------------------------------------------------------
  Legal fees                                                                3,476
-------------------------------------------------------------------------------------------------------
  Professional services                                                     4,690
-------------------------------------------------------------------------------------------------------
  Registration fees                                                         2,635
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                             2,734
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  $77,506
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                        (61)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor             (58,235)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                    $19,210
-------------------------------------------------------------------------------------------------------
Net investment income                                                                           $17,190
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                                $137,627
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                              (285)
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                             $137,342
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                            $145,077
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                 (31)
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                            $145,046
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                       $282,388
-------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                         $299,578
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 7/31                                                   2004                    2003

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                   $17,190                 $14,677
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                            137,342                 (81,362)
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                             145,046                 153,198
-------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                 $299,578                 $86,513
-------------------------------------------------------------------------------------------------------
Distributions declared to shareholders from net investment
income                                                                 $(13,697)               $(11,820)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from fund share
transactions                                                            $13,697                $(12,106)
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                           $299,578                 $62,587
-------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                               $1,329,659              $1,267,072
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $12,914 and $9,706, respectively)               $1,629,237              $1,329,659
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                      YEARS ENDED 7/31                         PERIOD
                                                      ------------------------------------------------          ENDED
CLASS A                                                     2004                2003              2002        7/31/01*

Net asset value, beginning of period                       $8.74               $8.25             $9.24            $10.00
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                 $0.11               $0.10             $0.06             $0.04
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.85                0.47             (1.00)            (0.80)
----------------------------------------------------  ----------              ------            ------            ------
Total from investment operations                           $1.96               $0.57            $(0.94)           $(0.76)
----------------------------------------------------  ----------              ------            ------            ------
Less distributions declared to shareholders from
net investment income                                     $(0.09)             $(0.08)           $(0.05)              $--
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $10.61               $8.74             $8.25             $9.24
----------------------------------------------------  ----------              ------            ------            ------
Total return (%)(+)                                        22.50                6.94            (10.26)            (7.60)++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  1.25                1.25              1.27              1.29+
------------------------------------------------------------------------------------------------------------------------
Net investment income                                       1.12                1.17              0.73              0.66+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            63                  72                87                75
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $1,629              $1,330            $1,267            $1,386
------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses," which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004, or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the distributor contractually waived its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                       $(0.27)             $(0.25)           $(0.19)           $(0.11)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  5.04                5.52              4.15              3.95+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (2.67)              (3.10)            (2.15)            (2.00)+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, December 29, 2000, through July 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund may charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended July 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended July 31, 2004, and July 31, 2003 was as follows:

                                                  7/31/04            7/31/03

Distributions declared from ordinary
income:                                           $13,697            $11,820
------------------------------------------------------------------------------

During the year ended July 31, 2004, accumulated undistributed net investment income decreased by $285 and accumulated net realized loss on investments and foreign currency transactions decreased by $285 due to differences between book and tax accounting for currency transactions. This change had no effect on net assets or net asset value per share.

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income             $13,534
              --------------------------------------------------
              Capital loss carryforward                (122,108)
              --------------------------------------------------
              Unrealized appreciation                   204,417
              --------------------------------------------------
              Other temporary differences                  (143)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on the following dates:

              EXPIRATION DATE

              July 31, 2010                            $(17,027)
              --------------------------------------------------
              July 31, 2011                            (105,081)
              --------------------------------------------------
              Total                                   $(122,108)
              --------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004, or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At July 31, 2004, aggregate unreimbursed expenses amounted to $32,678. The fund will not be required to reimburse MFS $122,444 for expenses borne under a previous agreement that expired on January 1, 2004.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the fund accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $13 had no impact on either the net asset value per share based on the shares outstanding on the day the proceeds were recorded or on the total return for the year ended July 31, 2004.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The trustees are currently waiving their right to receive compensation from the fund.

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                    First $2 billion               0.0175%
                    --------------------------------------
                    Next $2.5 billion              0.0130%
                    --------------------------------------
                    Next $2.5 billion              0.0005%
                    --------------------------------------
                    In excess of $7 billion        0.0000%
                    --------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                    First $2 billion              0.01120%
                    --------------------------------------
                    Next $2.5 billion             0.00832%
                    --------------------------------------
                    Next $2.5 billion             0.00032%
                    --------------------------------------
                    In excess of $7 billion       0.00000%
                    --------------------------------------

For the year ended July 31, 2004, the fund paid MFS $124, equivalent to 0.00807% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges for the year ended July 31, 2004.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on Class A average daily net assets. The maximum distribution and service fees for Class A shares are as follows:

                                                                        CLASS A

Distribution Fee                                                          0.10%
-------------------------------------------------------------------------------
Service Fee                                                               0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                                                   0.35%
-------------------------------------------------------------------------------

The Class A distribution and service fees are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase. There were no contingent deferred sales charges imposed on Class A shares of the fund for the year ended July 31, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the year ended July 31, 2004, the fund paid MFSC a fee of $1,613 for shareholder services which equated to 0.105% of the fund's average net assets. Also included in shareholder servicing costs are other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $940,295 and $998,273, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $1,411,188
          ----------------------------------------------------------
          Gross unrealized appreciation                    $226,768
          ----------------------------------------------------------
          Gross unrealized depreciation                     (22,406)
          ----------------------------------------------------------
          Net unrealized appreciation                      $204,362
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 7/31/04                   Year ended 7/31/03
                                             SHARES            AMOUNT             SHARES            AMOUNT

CLASS A SHARES

Shares sold                                     --                $--                 2                $20
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                1,386             13,697             1,456             11,818
-------------------------------------------------------------------------------------------------------------
Shares reacquired                                --                 --           (2,766)           (23,944)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                      1,386            $13,697            (1,308)          $(12,106)
-------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended July 31, 2004, was $9, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended July 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS" former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes, In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts, Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (RGS) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of MFS Global Value
Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Value Fund at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                  ERNST & YOUNG LLP

Boston, Massachusetts
September 10, 2004

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

For the year ended July 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

For the year ended July 31, 2004, income from foreign sources was $22,200, and the fund designated a foreign tax credit of $2,194.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of September 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
                                                                        -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial
(born 08/08/46)                                                         Services Company, Chairman
                                                                        (since February 2004);
                                                                        Harvard Law School
                                                                        (education), John Olin
                                                                        Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services),
                                                                        Director; Bell Canada
                                                                        Enterprises
                                                                        (telecommunications),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; KeySpan
(born 05/01/36)               Trustees                                  Corporation (energy related
                                                                        services), Director; Eastern
                                                                        Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company),
                                                                        Principal (1997 to April
                                                                        2001); Lincoln Electric
                                                                        Holdings, Inc. (welding
                                                                        equipment manufacturer),
                                                                        Director; Southwest
                                                                        Gas Corporation (natural gas
                                                                        distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus; CBL & Associates
                                                                        Properties, Inc. (real estate
                                                                        investment trust), Director

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993);
                                                                        Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products),   Chief  Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September
                                                                        2000 to July 2002); Lexington
                                                                        Global Asset Managers, Inc.,
                                                                        Executive Vice President and
                                                                        Chief Financial Officer
                                                                        (prior to September 2000);
                                                                        Lexington Funds, Chief
                                                                        Financial Officer (prior to
                                                                        September 2000)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders" meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of
Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA  02116-3741             225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGERS
Stephen R. Gorham
Barnaby Wiener

QUARTERLY PORTFOLIO DISCLOSURE
Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for
the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at www.mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                             Phone number                Hours, Eastern Time
---------------------------------------------------------------------------------------------------------------
General information                             1-800-225-2606              8 a.m. to 8 p.m., any business day
---------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                     1-800-637-6576              9 a.m. to 5 p.m., any business day
---------------------------------------------------------------------------------------------------------------
Share prices, account balances                  1-800-MFS-TALK
exchanges or stock and                          (1-800-637-8255)
bond outlooks                                   touch-tone required         24 hours a day, 365 days a year
---------------------------------------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[Graphic Omitted]
(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               INCXAA-ANN 9/04

MFS(R) Mutual Funds

ANNUAL REPORT 7/31/04

MFS(R) EMERGING
MARKETS DEBT FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED      MAY LOSE VALUE       NO BANK GUARANTEE      NOT A DEPOSIT
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
-------------------------------------------------------------------------------

MFS(R) EMERGING MARKETS DEBT FUND

The fund seeks total return (high current income and long-term growth of capital).

-------------------------------------------------------------------------------

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PORTFOLIO COMPOSITION                              8
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
EXPENSE TABLE                                     12
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          14
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     32
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            45
----------------------------------------------------
TRUSTEES AND OFFICERS                             46
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       50
----------------------------------------------------
FEDERAL TAX INFORMATION                           51
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 20, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The emerging debt market's steady grind higher over the period was interrupted in April 2004 when the selloff in U.S. Treasuries precipitated a rather severe downdraft in emerging markets bonds. Fundamentals in the asset class were little changed and, we generally remain positive. Nevertheless, we believe the liquidity-driven rally that propelled the market higher in 2003 was undermined by the market's perception that the accommodative global monetary environment, led by the U.S. Federal Reserve, was coming to an end. The global "carry trade," a reference to investors' positioning in high-yielding bonds during last year's easy monetary environment, was unwound and emerging markets debt suffered. As the U.S. Treasury market subsequently consolidated in mid-May 2004 and market technicals and fundamentals remained supportive, emerging market retraced those losses.

CONTRIBUTORS TO PERFORMANCE

Fund performance benefited from positioning in three of our core holdings -- Mexico, Brazil, and Russia -- as well as a timely shift in our Turkish exposure from underweighted to neutral. Turkey was hit particularly hard during the selloff during the April - May period. We had lightened up on our position earlier due to perceived rich relative valuations, thereby avoiding much of the April - May losses. We then began rebuilding positions at much lower levels, which benefited from the subsequent rally in Turkey. The outperformance of our Russian position was due primarily to the reduction in sovereign exposure in favor of increased corporate holdings.

DETRACTORS FROM PERFORMANCE

Fund performance was adversely affected by positions in Malaysia and Peru.

PORTFOLIO POSITIONING

The 2004 April - May selloff was a difficult period, but one that provided a healthy return to two-way markets and an opportunity to try and add value owing to the more extreme swings in investor sentiment and market behavior that are typical during periods of increased volatility. Importantly, we believe emerging market fundamentals remained largely favorable in our view. The U.S. Treasury-induced selloff appeared to wash out more speculative investor positions, and appeared to leave the market well-placed to rebound as global fixed-income markets consolidated. We added to positions in Brazil, Turkey, and Russia in this environment. We also placed additional emphasis on liquidity due, in our view, to reduced sponsorship of smaller, less-frequently traded credits and countries by broker dealers. This concern contributed to decisions to sell down positions in Guatemala and the Dominican Republic.

Looking forward, we remain encouraged by trends in the asset class. We think fundamentals have continued to show improvement, and market technicals (i.e., supply and demand for emerging markets bonds) are benefiting from contained bond issuance relative to coupon and amortization payments as well as continued institutional investor inflows. Valuations (e.g., spreads over U.S. Treasuries) appear reasonable, but we would caution against expectations that returns will approach those of last year.

The principal value and interest Treasury securities is guaranteed by the U.S. government if held to maturity.

We appreciate your continued support and welcome any questions.

    Respectfully,

/s/ Mark E. Dow                         /s/ Matthew W. Ryan

    Mark E. Dow                             Matthew W. Ryan
    Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

                      ---------------------------------------
                             PORTFOLIO STRUCTURE*
                      ---------------------------------------

                      Bonds                             95.8%
                      Cash                               4.2%

                      ---------------------------------------
                              TOP 10 COUNTRIES*
                      ---------------------------------------

                      Brazil                            21.2%
                      ---------------------------------------
                      Mexico                            14.2%
                      ---------------------------------------
                      Russia                            13.1%
                      ---------------------------------------
                      Germany                            5.9%
                      ---------------------------------------
                      Turkey                             4.9%
                      ---------------------------------------
                      United States                      4.2%
                      ---------------------------------------
                      Venezuela                          4.2%
                      ---------------------------------------
                      Panama                             3.9%
                      ---------------------------------------
                      Kazakhstan                         3.8%
                      ---------------------------------------
                      Peru                               3.5%
                      ---------------------------------------

                      ---------------------------------------
                                CREDIT QUALITY*
                      ---------------------------------------

                      BBB                               21.0%
                      ---------------------------------------
                      BB                                33.9%
                      ---------------------------------------
                      B                                 35.5%
                      ---------------------------------------
                      CCC                                5.4%
                      ---------------------------------------
                      Other                              4.2%
                      ---------------------------------------

                      ---------------------------------------
                                PORTFOLIO FACTS
                      ---------------------------------------

                      Average Duration             5.56
                      ---------------------------------------
                      Average Life                12.61 Yrs.
                      ---------------------------------------
                      Average Maturity            13.67 Yrs.
                      ---------------------------------------

Percentages are based on total net assets as of 7/31/04.

Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc.

*For purposes of this graphical presentation, accrued interest is included within the bond component.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 7/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 2004. Index information is from April 1, 1998.)

                       MFS Emerging        J.P. Morgan Emerging
                   Markets Debt Fund --        Markets Bond
                         Class A                Index Global

          3/98           $ 9,525                 $10,000
          7/00            11,807                  11,455
          7/01            13,073                  11,954
          7/02            14,603                  11,634
          7/03            19,036                  15,460
          7/04            21,561                  17,273

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      1-yr      3-yr      5-yr       Life*
------------------------------------------------------------------------------
        A               3/17/98         13.27%    18.15%     19.75%     13.68%
------------------------------------------------------------------------------
        B               5/31/02         12.32%    17.47%     19.34%     13.37%
------------------------------------------------------------------------------
        C               5/31/02         12.49%    17.50%     19.36%     13.39%
------------------------------------------------------------------------------
        I               3/17/98         13.56%    18.38%     19.87%     13.76%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks                  1-yr      3-yr      5-yr       Life*
------------------------------------------------------------------------------
Average emerging markets debt fund+     11.57%    16.19%     15.60%      8.54%
------------------------------------------------------------------------------
J.P. Morgan Emerging Markets Bond
Index Global#                           11.72%    13.05%     13.75%      9.01%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                7.89%    16.25%     18.59%     12.81%
------------------------------------------------------------------------------
        B                                8.32%    16.74%     19.14%     13.37%
------------------------------------------------------------------------------
        C                               11.49%    17.50%     19.36%     13.39%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative without
sales charge
--------------------

------------------------------------------------------------------------------
        A                               13.27%    64.92%    146.28%    126.36%
------------------------------------------------------------------------------
        B                               12.32%    62.08%    142.04%    122.47%
------------------------------------------------------------------------------
        C                               12.49%    62.24%    142.28%    122.68%
------------------------------------------------------------------------------
        I                               13.56%    65.88%    147.49%    127.46%
------------------------------------------------------------------------------


* For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 2004. Index information is from
  April 1, 1998.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Bloomberg.

INDEX DEFINITION

J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (THE EMBI GLOBAL) - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase, reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than Class A shares, and lower performance for share classes with lower operating expenses than Class A shares.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio invests in foreign and/or emerging markets securities which involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

The portfolio invests in high yield or lower-rated securities which may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
FEBRUARY 1, 2004, THROUGH JULY 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period*
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
-------------------------------------------------------------------------------
  A    Actual              1.41%        $1,000           $995             $7.01
-------------------------------------------------------------------------------
       Hypothetical**      1.41%        $1,000         $1,018             $7.09
-------------------------------------------------------------------------------
  B    Actual              2.16%        $1,000           $990            $10.72
-------------------------------------------------------------------------------
       Hypothetical**      2.16%        $1,000         $1,014            $10.85
-------------------------------------------------------------------------------
  C    Actual              2.16%        $1,000           $991            $10.72
-------------------------------------------------------------------------------
       Hypothetical**      2.16%        $1,000         $1,014            $10.85
-------------------------------------------------------------------------------
  I    Actual              1.16%        $1,000           $996             $5.77
-------------------------------------------------------------------------------
       Hypothetical**      1.16%        $1,000         $1,019             $5.84
-------------------------------------------------------------------------------

 * Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

** Assumed rate of return of 5% per year before expenses.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 7/31/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.9%
----------------------------------------------------------------------------------------------
                                                                PAR AMOUNT
ISSUER                                                        (000 Omitted)            $ VALUE
----------------------------------------------------------------------------------------------
Argentina - 3.4%
----------------------------------------------------------------------------------------------
Central Bank of Argentina, 2%, 2018 (Emerging Market
Sovereign)                                                           ARS 2,218        $429,225
----------------------------------------------------------------------------------------------
Republic of Argentina, 1.234%, 2012 (Emerging Market
Sovereign)                                                              $1,390         943,254
----------------------------------------------------------------------------------------------
                                                                                    $1,372,479
----------------------------------------------------------------------------------------------
Brazil - 20.7%
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012 (Emerging Market
Sovereign)                                                              $2,634      $2,258,966
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market
Sovereign)                                                               3,195       3,018,921
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024 (Emerging Market
Sovereign)                                                                 749         606,690
----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market
Sovereign)                                                               2,282       2,236,360
----------------------------------------------------------------------------------------------
Telemig Celular Participacoes S.A., 8.75%, 2009 (Special
Products & Services)##                                                     241         226,540
----------------------------------------------------------------------------------------------
                                                                                    $8,347,477
----------------------------------------------------------------------------------------------
Chile - 1.6%
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013
(Utilities - Electric Power)                                              $374        $407,896
----------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)                    141         141,933
----------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)##                  110         110,728
----------------------------------------------------------------------------------------------
                                                                                      $660,557
----------------------------------------------------------------------------------------------
Colombia - 3.3%
----------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013 (Emerging Market
Sovereign)                                                                $376        $420,180
----------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020 (Emerging Market
Sovereign)                                                                 783         900,450
----------------------------------------------------------------------------------------------
                                                                                    $1,320,630
----------------------------------------------------------------------------------------------
El Salvador - 0.9%
----------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032 (Emerging Market
Sovereign)                                                                $373        $352,485
----------------------------------------------------------------------------------------------

Germany - 5.9%
----------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014 (Emerging Market
Sovereign)                                                              $2,250      $2,379,375
----------------------------------------------------------------------------------------------

Kazakhstan - 3.7%
----------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010 (Oils)##                              $17         $18,063
----------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010 (Oils)                                406         431,375
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit
Companies)                                                                 255         255,338
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit
Companies)##                                                               163         163,216
----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.875%, 2010 (Banks & Credit
Companies)                                                                  40          39,413
----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.875%, 2010 (Banks & Credit
Companies)##                                                               105         103,460
----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit
Companies)##                                                               512         477,050
----------------------------------------------------------------------------------------------
                                                                                    $1,487,915
----------------------------------------------------------------------------------------------
Malaysia - 0.9%
----------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market
Sovereign)                                                                $335        $382,701
----------------------------------------------------------------------------------------------

Mexico - 13.8%
----------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013 (Telecommunications -
Wireline)##                                                               $379        $369,525
----------------------------------------------------------------------------------------------
Azteca Holdings S.A. de C.V., 12.25%, 2008 (Broadcast &
Cable TV)                                                                  123         125,768
----------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014 (Banks &
Credit Companies)##                                                        506         497,145
----------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013 (Telecommunications -
Wireless)                                                                  303         319,665
----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Emerging
Market Agencies)                                                         1,550       1,674,000
----------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market Agencies)                 559         645,645
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007 (Transportation - Services)                 176         176,880
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 11.75%, 2009 (Transportation - Services)                  61          60,695
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012 (Transportation - Services)                  160         171,600
----------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., 10.5%, 2007 (Broadcast & Cable TV)                 182         187,460
----------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market
Sovereign)                                                               1,258       1,346,060
----------------------------------------------------------------------------------------------
                                                                                    $5,574,443
----------------------------------------------------------------------------------------------
Panama - 3.8%
----------------------------------------------------------------------------------------------
Republic of Panama, 2.75%, 2016 (Emerging Market
Sovereign)                                                                $389        $338,818
----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market
Sovereign)                                                               1,139       1,202,045
----------------------------------------------------------------------------------------------
                                                                                    $1,540,863
----------------------------------------------------------------------------------------------
Peru - 3.5%
----------------------------------------------------------------------------------------------
Republic of Peru, 8.375%, 2016 (Emerging Market Sovereign)                $310        $294,500
----------------------------------------------------------------------------------------------
Republic of Peru, 4.5%, 2017 (Emerging Market Sovereign)                   272         223,720
----------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017 (Emerging Market Sovereign)                     879         762,585
----------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033 (Emerging Market Sovereign)                  130         117,488
----------------------------------------------------------------------------------------------
                                                                                    $1,398,293
----------------------------------------------------------------------------------------------
Philippines - 2.6%
----------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017 (Emerging Market
Sovereign)                                                                $484        $503,360
----------------------------------------------------------------------------------------------
Republic of Philippines, 10.625%, 2025 (Emerging Market
Sovereign)                                                                 519         564,413
----------------------------------------------------------------------------------------------
                                                                                    $1,067,773
----------------------------------------------------------------------------------------------
Poland - 1.0%
----------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009
(Telecommunications - Wireless)                                           $368        $390,080
----------------------------------------------------------------------------------------------

Russia - 12.9%
----------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)##                                   $656        $646,160
----------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)                                           670         700,569
----------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 9.75%, 2008
(Telecommunications - Wireless)                                            208         216,317
----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (Telecommunications
- Wireless)##                                                              168         159,600
----------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011 (Emerging Market Sovereign)                   250         188,813
----------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018 (Emerging Market Sovereign)                1,309       1,651,304
----------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028 (Emerging Market
Sovereign)                                                                 223         324,621
----------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009 (Energy - Integrated)                       406         414,120
----------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007 (Energy - Integrated)                            542         593,490
----------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009 (Telecommunications -
Wireless)##                                                                320         320,800
----------------------------------------------------------------------------------------------
                                                                                    $5,215,794
----------------------------------------------------------------------------------------------
South Africa - 1.5%
----------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017 (Emerging Market
Sovereign)                                                                $514        $594,955
----------------------------------------------------------------------------------------------

South Korea - 2.6%
----------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2006 (Machinery & Tools)##                          $600        $588,000
----------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                       446         444,328
----------------------------------------------------------------------------------------------
                                                                                    $1,032,328
----------------------------------------------------------------------------------------------
Turkey - 4.8%
----------------------------------------------------------------------------------------------
Republic of Turkey, 9%, 2011 (Emerging Market Sovereign)                  $325        $340,438
----------------------------------------------------------------------------------------------
Republic of Turkey, 11%, 2013 (Emerging Market Sovereign)                  687         791,768
----------------------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 2030 (Emerging Market
Sovereign)                                                                 639         814,725
----------------------------------------------------------------------------------------------
                                                                                    $1,946,931
----------------------------------------------------------------------------------------------
Ukraine - 1.8%
----------------------------------------------------------------------------------------------
Bayerische Vereinsbank, 8.625%, 2011 (Emerging Market
Agencies)##                                                               $200        $204,000
----------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013 (Emerging Market
Sovereign)                                                                 547         525,120
----------------------------------------------------------------------------------------------
                                                                                      $729,120
----------------------------------------------------------------------------------------------
Uruguay - 0.6%
----------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006
(Emerging Market Sovereign)                                          UYU 6,974        $241,607
----------------------------------------------------------------------------------------------

Venezuela - 4.1%
----------------------------------------------------------------------------------------------
Republic of Venezuela, 2.75%, 2007 (Emerging Market
Sovereign)                                                              $1,083      $1,045,375
----------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027 (Emerging Market
Sovereign)                                                                 710         629,770
----------------------------------------------------------------------------------------------
                                                                                    $1,675,145
----------------------------------------------------------------------------------------------
Vietnam - 0.5%
----------------------------------------------------------------------------------------------
Republic of Vietnam, 3.75%, 2028 (Emerging Market
Sovereign)                                                                $273        $182,910
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $37,406,996)                                         $37,893,861
----------------------------------------------------------------------------------------------

Short-Term Obligation - 4.4%
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.27%, due 8/02/04,
at Amortized Cost                                                       $1,784      $1,783,937
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $39,190,933)                                   $39,677,798
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.7%                                                  676,135
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $40,353,933
----------------------------------------------------------------------------------------------

## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

          ARS = Argentine Peso                      MXN = Mexican Peso
          CNY = Chinese Renminbi                    TRL = Turkish Lira
          EUR = Euro                                UYU = Uruguayan Peso

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/04

ASSETS

Investments, at value (identified cost, $39,190,933)              $39,677,798
--------------------------------------------------------------------------------------------------
Cash                                                                  262,714
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts              3,670
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                       960,503
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       398,986
--------------------------------------------------------------------------------------------------
Interest receivable                                                   769,758
--------------------------------------------------------------------------------------------------
Total assets                                                                           $42,073,429
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                $210,540
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                16,983
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                   1,426,954
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     61,416
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                        1,651
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                          1,030
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                    922
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $1,719,496
--------------------------------------------------------------------------------------------------
Net assets                                                                             $40,353,933
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $40,163,155
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                          473,594
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net realized gain on
investments and foreign currency transactions                        (357,362)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                        74,546
--------------------------------------------------------------------------------------------------
Net assets                                                                             $40,353,933
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                3,245,206
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                      $23,689,926
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                1,906,416
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $12.43
--------------------------------------------------------------------------------------------------
  Offering price per share (100 / 95.25 X $12.43)                                           $13.05
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $8,679,923
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  696,965
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.45
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $4,234,824
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  339,642
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.47
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $3,749,260
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  302,183
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $12.41
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 7/31/04

NET INVESTMENT INCOME (LOSS)

Interest income                                                                         $2,672,474
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                      $258,380
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 1,400
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           59,037
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                64,123
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                94,904
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                27,673
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     3,067
--------------------------------------------------------------------------------------------------
  Custodian fee                                                         50,843
--------------------------------------------------------------------------------------------------
  Printing                                                              40,923
--------------------------------------------------------------------------------------------------
  Postage                                                                2,470
--------------------------------------------------------------------------------------------------
  Auditing fees                                                         45,300
--------------------------------------------------------------------------------------------------
  Legal fees                                                             6,142
--------------------------------------------------------------------------------------------------
  Registration fees                                                     51,982
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                         15,428
--------------------------------------------------------------------------------------------------
Total expenses                                                                            $721,672
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (2,158)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor         (155,733)
--------------------------------------------------------------------------------------------------
Net expenses                                                                              $563,781
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $2,108,693
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                              $23,757
--------------------------------------------------------------------------------------------------
  Written options transactions                                          43,229
--------------------------------------------------------------------------------------------------
  Futures contracts                                                     31,871
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         19,411
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                     $118,268
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                         $599,524
--------------------------------------------------------------------------------------------------
  Futures contracts                                                    (57,169)
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies          (13,993)
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                                      $528,362
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $646,630
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $2,755,323
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 7/31                                              2004                    2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                           $2,108,693                $547,549
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                              118,268                 729,069
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                               528,362                  50,185
---------------------------------------------------------     ------------            ------------
Increase in net assets from operations                          $2,755,323              $1,326,803
---------------------------------------------------------     ------------            ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                      $(1,157,755)              $(225,315)
--------------------------------------------------------------------------------------------------
  Class B                                                         (525,594)                (91,105)
--------------------------------------------------------------------------------------------------
  Class C                                                         (154,424)                (23,002)
--------------------------------------------------------------------------------------------------
  Class I                                                         (252,051)               (246,580)
--------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions
--------------------------------------------------------------------------------------------------
  Class A                                                         (586,703)                 (2,130)
--------------------------------------------------------------------------------------------------
  Class B                                                         (353,987)                   (611)
--------------------------------------------------------------------------------------------------
  Class C                                                          (71,465)                   (149)
--------------------------------------------------------------------------------------------------
  Class I                                                         (138,803)                 (3,509)
---------------------------------------------------------     ------------            ------------
Total distributions declared to shareholders                   $(3,240,782)              $(592,401)
---------------------------------------------------------     ------------            ------------
Net increase in net assets from fund share transactions        $22,095,097             $15,519,632
---------------------------------------------------------     ------------            ------------
Redemption fees                                                     $4,502                     $--
---------------------------------------------------------     ------------            ------------
Total increase in net assets                                   $21,614,140             $16,254,034
---------------------------------------------------------     ------------            ------------

NET ASSETS

At beginning of period                                         $18,739,793              $2,485,759
--------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $74,546 and $57,108, respectively)        $40,353,933             $18,739,793
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                               YEARS ENDED 7/31
                                                 ----------------------------------------------------------------------------
CLASS A                                                2004              2003            2002            2001            2000
Net asset value, beginning of period                 $12.14            $10.16          $10.02          $10.40           $8.52
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                            $0.80             $0.76           $1.04           $1.24           $1.09
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     0.77              2.21            0.12           (0.28)           1.77
------------------------------------------------     ------            ------          ------          ------          ------
Total from investment operations                      $1.57             $2.97           $1.16           $0.96           $2.86
------------------------------------------------     ------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                         $(0.80)           $(0.97)         $(1.02)         $(1.28)         $(0.98)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       (0.48)            (0.02)             --           (0.06)             --
------------------------------------------------     ------            ------          ------          ------          ------
Total distributions declared to shareholders         $(1.28)           $(0.99)         $(1.02)         $(1.34)         $(0.98)
------------------------------------------------     ------            ------          ------          ------          ------
Redemption fees added to paid-in capital#             $0.00+              $--             $--             $--             $--
------------------------------------------------     ------            ------          ------          ------          ------
Net asset value, end of period                       $12.43            $12.14          $10.16          $10.02          $10.40
------------------------------------------------     ------            ------          ------          ------          ------
Total return (%)(+)                                   13.27             30.36           11.70           10.73           34.86
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                               YEARS ENDED 7/31
                                                 ----------------------------------------------------------------------------
CLASS A (CONTINUED)                                    2004              2003            2002            2001            2000
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.41              1.41            0.32            0.09            0.05
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            6.37              6.43            9.78           12.14           11.64
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      228               254             364             418             338
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $23,690            $8,495            $345            $236          $1,240
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses," which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the distributor contractually waived a portion of its fee for certain of the periods indicated. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to May 31, 2002. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                           $0.74             $0.55           $0.02           $0.56           $0.65
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.91              3.21            9.93            6.71            4.73
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            5.87              4.63            0.17            5.52            6.96
-----------------------------------------------------------------------------------------------------------------------------
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     + Per share amount was less than $0.01.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended
       July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      YEARS ENDED 7/31                 PERIOD
                                                                -----------------------------           ENDED
CLASS B                                                               2004               2003         7/31/02*
Net asset value, beginning of period                                $12.17             $10.15            $11.28
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.72              $0.65             $0.12
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                    0.74               2.24             (1.10)
---------------------------------------------------------------     ------             ------            ------
Total from investment operations                                     $1.46              $2.89            $(0.98)
---------------------------------------------------------------     ------             ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                        $(0.70)            $(0.85)           $(0.15)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                              (0.48)             (0.02)               --
---------------------------------------------------------------     ------             ------            ------
Total distributions declared to shareholders                        $(1.18)            $(0.87)           $(0.15)
---------------------------------------------------------------     ------             ------            ------
Redemption fees added to paid-in capital#                            $0.00+++             $--               $--
---------------------------------------------------------------     ------             ------            ------
Net asset value, end of period                                      $12.45             $12.17            $10.15
---------------------------------------------------------------     ------             ------            ------
Total return (%)                                                     12.32              29.48             (8.72)++
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                      YEARS ENDED 7/31                 PERIOD
                                                                -----------------------------           ENDED
CLASS B (CONTINUED)                                                   2004               2003         7/31/02*
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            2.16               2.16              2.21+
---------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                           5.63               5.67              7.65+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     228                254               364
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $8,680             $5,095              $181
---------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses,"
    which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to
    May 31, 2002. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)(S)(S)                                   $0.67              $0.45            $(0.03)
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            2.56               3.86             11.52+
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                                    5.23               3.97             (1.66)+
---------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class B shares, May 31, 2002, through July 31, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and
       Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      YEARS ENDED 7/31                 PERIOD
                                                                -----------------------------           ENDED
CLASS C                                                               2004               2003         7/31/02*
Net asset value, beginning of period                                $12.17             $10.15            $11.28
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.71              $0.68             $0.13
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                    0.77               2.21             (1.11)
---------------------------------------------------------------     ------             ------            ------
Total from investment operations                                     $1.48              $2.89            $(0.98)
---------------------------------------------------------------     ------             ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                        $(0.70)            $(0.85)           $(0.15)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                              (0.48)             (0.02)               --
---------------------------------------------------------------     ------             ------            ------
Total distributions declared to shareholders                        $(1.18)            $(0.87)           $(0.15)
---------------------------------------------------------------     ------             ------            ------
Redemption fees added to paid-in capital#                            $0.00+++             $--               $--
---------------------------------------------------------------     ------             ------            ------
Net asset value, end of period                                      $12.47             $12.17            $10.15
---------------------------------------------------------------     ------             ------            ------
Total return (%)                                                     12.49              29.43             (8.73)++
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                      YEARS ENDED 7/31                 PERIOD
                                                                -----------------------------           ENDED
CLASS C (CONTINUED)                                                   2004               2003         7/31/02*
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            2.16               2.16              2.21+
---------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                           5.67               5.59              7.11+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     228                254               364
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $4,235             $1,095               $19
---------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses,"
    which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to
    May 31, 2002. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)(S)(S)                                   $0.66              $0.47            $(0.04)
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            2.56               3.86             11.52+
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                                    5.27               3.89             (2.20)+
---------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class C shares, May 31, 2002, through July 31, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and
       Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                               YEARS ENDED 7/31
                                                 ----------------------------------------------------------------------------
CLASS I                                                2004              2003            2002            2001            2000
Net asset value, beginning of period                 $12.12            $10.15          $10.01          $10.38           $8.52
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                            $0.83             $0.84           $1.05           $1.15           $1.13
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     0.77              2.15            0.12           (0.18)           1.71
------------------------------------------------     ------            ------          ------          ------          ------
Total from investment operations                      $1.60             $2.99           $1.17           $0.97           $2.84
------------------------------------------------     ------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                         $(0.83)           $(1.00)         $(1.03)         $(1.28)         $(0.98)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       (0.48)            (0.02)             --           (0.06)             --
------------------------------------------------     ------            ------          ------          ------          ------
Total distributions declared to shareholders         $(1.31)           $(1.02)         $(1.03)         $(1.34)         $(0.98)
------------------------------------------------     ------            ------          ------          ------          ------
Redemption fees added to paid-in capital#             $0.00+              $--             $--             $--             $--
------------------------------------------------     ------            ------          ------          ------          ------
Net asset value, end of period                       $12.41            $12.12          $10.15          $10.01          $10.38
------------------------------------------------     ------            ------          ------          ------          ------
Total return (%)                                      13.56             30.70           11.76           10.74           34.73
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                               YEARS ENDED 7/31
                                                 ----------------------------------------------------------------------------
CLASS I (CONTINUED)                                    2004              2003            2002            2001            2000
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.16              1.16            0.34            0.09            0.05
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            6.62              7.23            9.62           11.34           11.64
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      228               254             364             418             338
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $3,749            $4,055          $1,940            $835            $180
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses," which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to June 1, 2002 the fund paid the investment adviser a reimbursement fee not greater than 1.65%. MFS agreed to waive their right to receive the reimbursement fee from July 1, 1999 to May 31, 2002.
    In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                           $0.78             $0.64           $0.03           $0.52           $0.71
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.56              2.86            9.65            6.36            4.38
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            6.22              5.53            0.31            5.07            7.31
-----------------------------------------------------------------------------------------------------------------------------
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended
       July 31, 2002 was to increase net investment income per share and decrease realized and unrealized gains and losses per share. The impact of this change calculated to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Debt Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Foreign currency options are valued by MFS using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers.

Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended July 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2004 and July 31, 2003 was as follows:

                                                 7/31/04     7/31/03
          Distributions declared from:
            Ordinary income                   $2,969,689    $586,002
          ----------------------------------------------------------
            Long-term capital gain               271,093       6,399
          ----------------------------------------------------------
          Total distributions declared        $3,240,782    $592,401
          ----------------------------------------------------------

During the year ended July 31, 2004, accumulated undistributed net investment income decreased by $1,431 and accumulated distributions in excess of net realized gain on investments and foreign currency transactions decreased by $1,431, due to differences between book and tax accounting for currency transactions, amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                     $588,363
          ----------------------------------------------------------
          Undistributed long-term capital gain               296,587
          ----------------------------------------------------------
          Unrealized depreciation                           (484,190)
          ----------------------------------------------------------
          Other temporary differences                       (209,982)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C, and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of December 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At July 31, 2004, aggregate unreimbursed expenses amounted to $107,184. The fund will not be required to reimburse MFS the $136,974 for expenses borne under a previous agreement that expired on December 1, 2003.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended July 31, 2004, the fund paid MFS $3,067, equivalent to 0.00893% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $63,587 for the year ended July 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                CLASS A     CLASS B     CLASS C

Distribution Fee                                  0.10%       0.75%       0.75%
-------------------------------------------------------------------------------
Service Fee                                       0.25%       0.25%       0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                           0.35%       1.00%       1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended July 31, 2004, amounted to:

                                                CLASS A     CLASS B     CLASS C

Service Fee Retained by MFD                      $4,232        $115         $18
-------------------------------------------------------------------------------

The fund's distributor, MFS has voluntarily agreed to waive the 0.10% Class A distribution fee. Fees incurred under the distribution plan during the year ended July 31, 2004 were as follows:

                                                CLASS A     CLASS B     CLASS C

Effective Annual Percentage Rates                 0.25%       1.00%       1.00%
-------------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended July 31, 2004, were as follows:

                                                CLASS A     CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed          $487     $35,945      $4,873
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the year ended July 31, 2004, the fund paid MFSC a fee of $35,950 for shareholder services which equated to 0.1046% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $5,887 for the year ended July 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES             SALES

U.S. government securities                            $99,063           $99,609
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $91,856,633       $72,584,392
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $40,145,929
          ----------------------------------------------------------
          Gross unrealized depreciation                    $(507,079)
          ----------------------------------------------------------
          Gross unrealized appreciation                       38,948
          ----------------------------------------------------------
          Net unrealized depreciation                      $(468,131)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                  Year ended 7/31/04      Year ended 7/31/03
                                 SHARES      AMOUNT       SHARES     AMOUNT

CLASS A SHARES

Shares sold                     2,015,190  $25,599,985    959,106   $11,580,201
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                     101,391    1,268,611     13,998       163,612
--------------------------------------------------------------------------------
Shares reacquired
                                 (909,829) (11,349,437)  (307,384)   (3,810,465)
--------------------------------------------------------------------------------
Net increase                    1,206,752  $15,519,159    665,720    $7,933,348
--------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                       747,972   $9,469,095    468,986    $5,702,557
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                      49,047      615,494      5,476        65,171
--------------------------------------------------------------------------------
Shares reacquired                (518,664)  (6,350,023)   (73,710)     (889,421)
--------------------------------------------------------------------------------
Net increase                      278,355   $3,734,566    400,752    $4,878,307
--------------------------------------------------------------------------------

                                  Year ended 7/31/04      Year ended 7/31/03
                                 SHARES      AMOUNT       SHARES     AMOUNT

CLASS C SHARES

Shares sold                       355,910   $4,558,749    121,149    $1,463,244
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                       9,503      119,157        778         9,421
--------------------------------------------------------------------------------
Shares reacquired                (115,715)  (1,438,437)   (33,882)     (411,162)
--------------------------------------------------------------------------------
Net increase                      249,698   $3,239,469     88,045    $1,061,503
--------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                       126,297   $1,583,750    267,846    $3,134,257
--------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                      30,756      384,687     21,768       243,883
--------------------------------------------------------------------------------
Shares reacquired
                                 (189,478)  (2,366,534)  (146,173)   (1,731,666)
--------------------------------------------------------------------------------
Net increase (decrease)           (32,425)   $(398,097)   143,441    $1,646,474
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended July 31, 2004, was $315, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended July 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions
                                               NUMBER OF              PREMIUMS
                                               CONTRACTS              RECEIVED
Outstanding, beginning of period                     --                   $--
------------------------------------------------------------------------------
Options written                                       3                65,279
------------------------------------------------------------------------------
Options exercised                                    (2)              (45,096)
------------------------------------------------------------------------------
Options expired                                      (1)              (20,183)
------------------------------------------------------------------------------
Outstanding, end of period                           --                   $--
------------------------------------------------------------------------------

Forward Foreign Currency Exchange Contracts

------------
SALES
------------

                                                                       NET
                                             IN                     UNREALIZED
                         CONTRACTS TO     EXCHANGE    CONTRACTS    APPRECIATION
SETTLEMENT DATE         DELIVER/RECEIVE     FOR        AT VALUE   (DEPRECIATION)

8/04/04-8/16/04  EUR            65,979     $79,807      $79,313           $494
        8/02/04  MXN         2,319,800     203,018      203,177           (159)
        8/02/04  TRL   885,620,000,000     602,282      602,479           (197)
                                        ----------   ----------       --------
                                          $885,107     $884,969           $138
                                        ==========   ==========       ========

------------
PURCHASES
------------

        6/01/05  CNY         6,792,592    $842,756     $829,839       $(12,917)
8/04/04-4/06/04  EUR            94,282     114,016      113,293           (723)
        8/02/04  MXN         2,319,800     200,000      203,176          3,176
        8/02/04  TRL   885,620,000,000     605,467      602,480         (2,987)
                                        ----------   ----------       --------
                                        $1,762,239   $1,748,788       $(13,451)
                                        ==========   ==========       ========

At July 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes, In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts, Forsythe
v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (RGS) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of
MFS Emerging Markets Debt Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Debt Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Debt Fund at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ ERNST & YOUNG LLP

Boston, Massachusetts
September 10, 2004

---------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of September 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.
                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
                                                                       ----------------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Telesat (satellite
                                                                       communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; KeySpan
(born 05/01/36)                 of Trustees                            Corporation (energy related
                                                                       services), Director; Eastern
                                                                       Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus; CBL &
                                                                       Associates Properties, Inc. (real
                                                                       estate investment trust), Director

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                            ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Ernst & Young LLP
500 Boylston Street, Boston, MA                        200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Mark E. Dow
Matthew W. Ryan

QUARTERLY PORTFOLIO DISCLOSURE

Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for
the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at www.mfs.com.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has designated $271,093 as a capital gain dividend for the year ended July 31, 2004.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
-------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT


(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              EMD-ANN-9/04 13M

MFS(R) Mutual Funds

ANNUAL REPORT 7/31/04

MFS(R) GOVERNMENT
MORTGAGE FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED      MAY LOSE VALUE       NO BANK GUARANTEE      NOT A DEPOSIT
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------

MFS(R) GOVERNMENT MORTGAGE FUND

The fund's primary investment objective is to provide a high level of current income. The fund's secondary objective is to protect shareholders' capital.

-------------------------------------------------------------------------------
A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PORTFOLIO COMPOSITION                              8
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
EXPENSE TABLES                                    12
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          14
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     24
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            35
----------------------------------------------------
TRUSTEES AND OFFICERS                             36
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       40
----------------------------------------------------
FEDERAL TAX INFORMATION                           41
----------------------------------------------------
ASSET ALLOCATION                                  42
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 20, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The 12 months ended July 31, 2004, witnessed a series of changes in the economic environment as well as periods of short-term volatility in the domestic fixed-income market. During the first part of the period, interest rates generally declined and bond prices rose. U.S. Treasuries and higher-quality securities tended to perform well.

When 2004 began, interest rates were at historical lows. However, the bond market changed dramatically over the next few months, after the U.S. Department of Labor began releasing a string of strong monthly jobs reports. In our view, many investors viewed the jobs reports as an indication that the U.S. economy was in a full recovery. Inflation concerns appeared to mount. We believe investors began to anticipate the shift to a rising interest rate environment in many developed nations. (In fact, the Bank of England had begun raising rates in November of 2003.)

In our view, that anticipation of rising rates and the subsequent beginning of rate hikes by the U.S. Federal Reserve Board on June 30 caused investors to move from higher-quality debt into lower-quality issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and tended to show better performance. In these final months as well as for the full one- year period, mortgage securities generally outperformed Treasuries. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

DETRACTORS FROM PERFORMANCE

The fund's investments in U.S. Treasuries, while a relatively small portion of the portfolio, nevertheless held back performance as Treasuries provided less yield and underperformed mortgages during the period. As of the end of the period, about 3% of portfolio assets were invested in Treasuries, while the benchmark was 100% invested in Government National Mortgage Association (Ginnie
Mae) securities.

In addition, some of the mortgage pools in which we invested experienced greater rates of prepayments than the overall mortgage market and therefore detracted from performance. Prepayments occur when homeowners redeem their mortgages before maturity so they can refinance at lower rates. This is bad for holders of mortgage pools because prepayments are generally reinvested at lower prevailing rates.

CONTRIBUTORS TO PERFORMANCE

The portfolio generally had a shorter duration - or sensitivity to changes in interest rates - than the benchmark. This tended to help performance late in the period when interest rates rose and bond prices tended to decline. However, the benefits were muted by the fact that investments with shorter maturities tend to have less yield than securities with longer maturities.

In addition, the fund's investments in certain delegated underwriting and servicing (DUS) pools of Federal National Mortgage Association (Fannie Mae) securities tended to outperform other mortgage-backed securities. These pools, which were issued to finance multi-family housing, offer higher yields than other mortgage securities and cannot be called by their issuers before their maturity dates.

    Respectfully,

/s/ Joseph C. Flaherty, Jr.

    Joseph C. Flaherty, Jr.
    On behalf of the Fixed Income Strategy Team

A team of MFS fixed income specialists - the MFS Fixed Income Strategy Team - is responsible for the overall management of the portfolio.

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

                      ---------------------------------------
                             PORTFOLIO STRUCTURE*
                      ---------------------------------------

                      Bonds                            99.79%
                      Cash                              0.21%

                      ---------------------------------------
                             BOND MARKET SECTORS*
                      ---------------------------------------

                      Mortgage Backed                  96.57%
                      ---------------------------------------
                      U.S. Treasuries                   3.22%
                      ---------------------------------------
                      Cash & Cash Equivalents           0.21%
                      ---------------------------------------

                      ---------------------------------------
                                 CREDIT QUALITY
                      ---------------------------------------

                      AAA                              99.79%
                      ---------------------------------------
                      Other                             0.21%
                      ---------------------------------------

                      ---------------------------------------
                                PORTFOLIO FACTS
                      ---------------------------------------

                      Average Duration              4.03
                      ---------------------------------------
                      Average Life                  5.31 Yrs.
                      ---------------------------------------
                      Average Maturity             27.01 Yrs.
                      ---------------------------------------

Percentages based on total net assets as of 7/31/04.

Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"- rating category.

* For purposes of this graphical presentation, accrued interest is included within the bond component.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 7/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                        MFS Government
                       Mortgage Fund --      Lehman Brothers
                           Class A             GNMA Index

           7/94            $ 9,525              $10,000
           7/96             10,937               11,743
           7/98             12,762               13,998
           7/00             13,716               15,365
           7/02             16,377               18,634
           7/04             17,157               20,025

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A               1/09/86           3.31%      3.99%     5.82%     6.06%
------------------------------------------------------------------------------
        B               9/07/93           2.55%      3.19%     5.06%     5.28%
------------------------------------------------------------------------------
        I               1/02/97           3.42%      4.36%     6.25%     6.34%
------------------------------------------------------------------------------

---------------------
Average annual
---------------------

Comparative benchmarks
                                        1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
Average GNMA fund+                        3.84%      4.38%     6.02%     6.33%
------------------------------------------------------------------------------

Lehman Brothers GNMA Index#               4.67%      5.08%     6.83%     7.19%
------------------------------------------------------------------------------

---------------------
Average annual
with sales charge
---------------------

   Share class
------------------------------------------------------------------------------
        A                                -1.59%      2.32%     4.80%     5.55%
------------------------------------------------------------------------------
        B                                -1.44%      2.26%     4.73%     5.28%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

---------------------
Cumulative without
sales charge
---------------------

------------------------------------------------------------------------------
        A                                 3.31%     12.46%    32.70%    80.12%
------------------------------------------------------------------------------
        B                                 2.55%      9.87%    27.99%    67.31%
------------------------------------------------------------------------------
        I                                 3.42%     13.65%    35.38%    84.88%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS GNMA INDEX - measures the performance of the securities issued by the Government National Mortgage Association (GNMA).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLES
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
FEBRUARY 1, 2004, THROUGH JULY 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period*
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
-------------------------------------------------------------------------------
  A    Actual               0.84%       $1,000         $1,004             $4.20
--------------------------------------------------------------------------------
       Hypothetical**       0.84%       $1,000         $1,021             $4.23
--------------------------------------------------------------------------------
  B    Actual               1.60%       $1,000         $1,000             $7.98
       Hypothetical**       1.60%       $1,000         $1,017             $8.05
--------------------------------------------------------------------------------
  I    Actual               0.56%       $1,000         $1,003             $2.80
--------------------------------------------------------------------------------
       Hypothetical**       0.56%       $1,000         $1,022             $2.82
--------------------------------------------------------------------------------

 * Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

** Assumed rate of return of 5% per year before expenses.

Effective March 1, 2004, the fund's management fee was reduced from 0.40% to 0.30% (as described in Note 3 of the Notes to the Financial Statements). The above total is restated below to take into effect this fee reduction as if the fee reduction had been in effect throughout the entire six month period.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period*
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  A    Actual               0.83%       $1,000         $1,004             $4.15
--------------------------------------------------------------------------------
       Hypothetical         0.83%       $1,000         $1,021             $4.18
--------------------------------------------------------------------------------
  B    Actual               1.58%       $1,000         $1,000             $7.88
--------------------------------------------------------------------------------
       Hypothetical         1.58%       $1,000         $1,017             $7.95
--------------------------------------------------------------------------------
  I    Actual               0.54%       $1,000         $1,004             $2.70
--------------------------------------------------------------------------------
       Hypothetical         0.54%       $1,000         $1,022             $2.72
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 7/31/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.3%
----------------------------------------------------------------------------------------------
                                                                PAR AMOUNT
ISSUER                                                        (000 Omitted)            $ VALUE
----------------------------------------------------------------------------------------------
Mortgage Backed - 96.1%
----------------------------------------------------------------------------------------------
Fannie Mae, 4.785%, 2012                                                 $978         $979,893
----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2034                                            45,646       45,232,316
----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2033                                                 28,349       28,488,525
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2024 - 2033                                            14,439       14,839,849
----------------------------------------------------------------------------------------------
Fannie Mae, 8.5%, 2004 - 2008                                              10           10,616
----------------------------------------------------------------------------------------------
Fannie Mae, 9%, 2004 - 2007                                                93           97,837
----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2033                                                 4,430        4,454,413
----------------------------------------------------------------------------------------------
Freddie Mac, 8.5%, 2009                                                    0*              220
----------------------------------------------------------------------------------------------
Freddie Mac, 9%, 2020 - 2021                                               42           47,047
----------------------------------------------------------------------------------------------
Freddie Mac, 9.5%, 2013 - 2021                                             36           40,755
----------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2033                                                    9,113        8,952,558
----------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033 - 2034                                         112,327      113,219,772
----------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2034                                           100,976      103,984,530
----------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2023 - 2033                                          74,885       78,543,313
----------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2028 - 2032                                            38,791       41,212,750
----------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2029 - 2032                                          14,118       15,166,662
----------------------------------------------------------------------------------------------
Ginnie Mae, 8%, 2017 - 2030                                               607          664,629
----------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2030                                                    195          213,178
----------------------------------------------------------------------------------------------
Ginnie Mae, 9%, 2008 - 2019                                               113          126,658
----------------------------------------------------------------------------------------------
Ginnie Mae, 9.5%, 2009 - 2021                                             616          673,827
----------------------------------------------------------------------------------------------
Ginnie Mae, 12.5%, 2011                                                    70           79,312
----------------------------------------------------------------------------------------------
Ginnie Mae TBA, 5.5%, 2099                                             12,000       12,067,500
----------------------------------------------------------------------------------------------
                                                                                  $469,096,160
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.2%
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                      $9,678      $10,446,946
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6%, 2009                                           4,566        5,041,330
----------------------------------------------------------------------------------------------
                                                                                   $15,488,276
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $484,209,550)                                       $484,584,436
----------------------------------------------------------------------------------------------

Short-Term Obligation - 3.2%
----------------------------------------------------------------------------------------------
Freddie Mac, due 8/02/04, at Amortized Cost                           $15,709      $15,708,437
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $499,917,987)                                 $500,292,873
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.5)%                                            (12,178,657)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $488,114,216
----------------------------------------------------------------------------------------------
* Par amount is less than $500

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/04

ASSETS

Investments, at value (identified cost, $499,917,987)           $500,292,873
--------------------------------------------------------------------------------------------------
Cash                                                                     250
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       58,851
--------------------------------------------------------------------------------------------------
Interest receivable                                                2,454,639
--------------------------------------------------------------------------------------------------
Other assets                                                           5,814
--------------------------------------------------------------------------------------------------
Total assets                                                                          $502,812,427
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $1,698,600
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                 12,097,500
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   431,210
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       8,031
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          2,222
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         8,924
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     141
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               451,583
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $14,698,211
--------------------------------------------------------------------------------------------------
Net assets                                                                            $488,114,216
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $517,565,739
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                               374,886
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (29,618,215)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                              (208,194)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $488,114,216
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               75,160,043
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $433,899,360
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              66,843,844
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $6.49
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$6.49)                                                 $6.81
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $54,209,775
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               8,315,421
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $6.52
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                          $5,081
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                     778
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $6.53
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 7/31/04

NET INVESTMENT INCOME

Interest income                                                                        $26,400,949
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $2,456,682
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               30,784
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         903,671
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            1,194,873
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              686,755
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   40,171
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       144,571
--------------------------------------------------------------------------------------------------
  Printing                                                             65,348
--------------------------------------------------------------------------------------------------
  Postage                                                              37,852
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        42,800
--------------------------------------------------------------------------------------------------
  Legal fees                                                            9,228
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       229,751
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $5,842,486
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (12,012)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (484,033)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $5,346,441
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $21,054,508
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss on investment transactions (identified cost
basis)                                                                                 $(7,653,750)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                        $4,659,089
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                        $(2,994,661)
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $18,059,847
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 7/31                                             2004                     2003

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                          $21,054,508              $19,976,875
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         (7,653,750)              11,327,703
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        4,659,089              (21,623,924)
---------------------------------------------------------    -------------             ------------
Increase in net assets from operations                         $18,059,847               $9,680,654
---------------------------------------------------------    -------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                     $(17,741,096)            $(26,105,916)
---------------------------------------------------------------------------------------------------
  Class B                                                       (2,029,784)              (4,102,059)
---------------------------------------------------------------------------------------------------
  Class I                                                             (106)                      (5)
---------------------------------------------------------------------------------------------------
From paid-in capital
---------------------------------------------------------------------------------------------------
  Class A                                                               --                 (875,829)
---------------------------------------------------------------------------------------------------
  Class B                                                               --                 (137,620)
---------------------------------------------------------------------------------------------------
  Class I                                                               --                       --+
---------------------------------------------------------    -------------             ------------
Total distributions declared to shareholders                  $(19,770,986)            $(31,221,429)
---------------------------------------------------------    -------------             ------------
Net decrease in net assets from fund share transactions      $(139,403,281)            $(34,438,055)
---------------------------------------------------------    -------------             ------------
Redemption fees                                                       $206                      $--
---------------------------------------------------------    -------------             ------------
Total decrease in net assets                                 $(141,114,214)            $(55,978,830)
---------------------------------------------------------    -------------             ------------

NET ASSETS

At beginning of period                                        $629,228,430             $685,207,260
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $208,194 and
$2,161,743, respectively)                                     $488,114,216             $629,228,430
---------------------------------------------------------------------------------------------------

+ Less than $1.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                                 YEARS ENDED 7/31
                                                     ------------------------------------------------------------------------
CLASS A                                                   2004             2003            2002           2001           2000
Net asset value, beginning of period                     $6.52            $6.74           $6.66          $6.37          $6.39
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                               $0.26            $0.20           $0.33          $0.40          $0.40
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                            (0.05)           (0.10)           0.14           0.29          (0.03)
---------------------------------------------------     ------           ------          ------         ------         ------
Total from investment operations                         $0.21            $0.10           $0.47          $0.69          $0.37
---------------------------------------------------     ------           ------          ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.24)          $(0.31)         $(0.33)        $(0.40)        $(0.39)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --               --           (0.06)         (0.00)+           --
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                      --            (0.01)             --             --             --
---------------------------------------------------     ------           ------          ------         ------         ------
Total distributions declared to shareholders            $(0.24)          $(0.32)         $(0.39)        $(0.40)        $(0.39)
---------------------------------------------------     ------           ------          ------         ------         ------
Redemption fees added to paid-in capital#                $0.00+             $--             $--            $--            $--
---------------------------------------------------     ------           ------          ------         ------         ------
Net asset value, end of period                           $6.49            $6.52           $6.74          $6.66          $6.37
---------------------------------------------------     ------           ------          ------         ------         ------
Total return (%)(+)                                       3.31             1.40            7.35          11.23           6.09
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                                 YEARS ENDED 7/31
                                                     ------------------------------------------------------------------------
CLASS A (CONTINUED)                                       2004             2003            2002           2001           2000
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                0.89             0.90            0.90           0.91           0.90
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                               3.96             3.04            5.01           6.06           6.34
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          54              246             139             33             65
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)             $434             $538            $591           $557           $543
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                              $0.25            $0.20           $0.33          $0.39          $0.40
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                0.98             0.95            0.95           0.96           0.95
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                               3.87             2.99            4.96           6.01           6.29
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       July 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.06%. Per share, ratios, and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                 YEARS ENDED 7/31
                                                     ------------------------------------------------------------------------
CLASS B                                                   2004             2003            2002           2001           2000
Net asset value, beginning of period                     $6.55            $6.77           $6.69          $6.38          $6.40
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                               $0.21            $0.16           $0.27          $0.35          $0.36
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                            (0.04)           (0.11)           0.15           0.31          (0.04)
---------------------------------------------------     ------           ------          ------         ------         ------
Total from investment operations                         $0.17            $0.05           $0.42          $0.66          $0.32
---------------------------------------------------     ------           ------          ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.20)          $(0.26)         $(0.27)        $(0.35)        $(0.34)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --               --           (0.07)         (0.00)+           --
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                      --            (0.01)             --             --             --
---------------------------------------------------     ------           ------          ------         ------         ------
Total distributions declared to shareholders            $(0.20)          $(0.27)         $(0.34)        $(0.35)        $(0.34)
---------------------------------------------------     ------           ------          ------         ------         ------
Redemption fees added to paid-in capital#                $0.00+             $--             $--            $--            $--
---------------------------------------------------     ------           ------          ------         ------         ------
Net asset value, end of period                           $6.52            $6.55           $6.77          $6.69          $6.38
---------------------------------------------------     ------           ------          ------         ------         ------
Total return (%)                                          2.55             0.64            6.45          10.69           5.24
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.64             1.65            1.65           1.66           1.65
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                               3.17             2.40            4.11           5.32           5.55
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          54              246             139             33             65
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)              $54              $91             $94            $50            $61
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its porportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                              $0.20            $0.16           $0.27          $0.35          $0.35
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                1.73             1.70            1.70           1.71           1.70
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                               3.08             2.35            4.06           5.27           5.50
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       July 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.06%. Per share, ratios, and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                 YEARS ENDED 7/31
                                                     ------------------------------------------------------------------------
CLASS I                                                   2004             2003            2002           2001           2000
Net asset value, beginning of period                     $6.57            $6.76           $6.68          $6.37          $6.38
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                               $0.28            $0.30           $0.37          $0.41          $0.40
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                            (0.06)           (0.15)           0.12           0.32             --
---------------------------------------------------     ------           ------          ------         ------         ------
Total from investment operations                         $0.22            $0.15           $0.49          $0.73          $0.40
---------------------------------------------------     ------           ------          ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.26)          $(0.33)         $(0.37)        $(0.42)        $(0.41)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --               --           (0.04)         (0.00)+           --
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                      --            (0.01)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            $(0.26)          $(0.34)         $(0.41)        $(0.42)        $(0.41)
---------------------------------------------------     ------           ------          ------         ------         ------
Net asset value, end of period                           $6.53            $6.57           $6.76          $6.68          $6.37
---------------------------------------------------     ------           ------          ------         ------         ------
Total return (%)                                          3.42             2.12            7.61          11.82           6.53
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                0.54###          0.65            0.65           0.66           0.65
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                               4.53             4.46            5.55           6.14           6.37
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          54              246             139             33             65
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                   $5              $--++           $--++          $--++          $--++
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its porportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                              $0.27            $0.30           $0.37          $0.41          $0.39
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                0.63             0.70            0.70           0.71           0.70
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                               4.44             4.41            5.50           6.09           6.32
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       July 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.06%. Per share, ratios, and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

     + Per share amount was less than $0.01.
    ++ Class I net assets were less than $500.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Expense ratio is not in correlation with contractual fee arrangement due to the small size of Class I assets. MFS is Class I's sole shareholder.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Mortgage Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over- the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

DOLLAR ROLL TRANSACTIONS - The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by GNMA, FNMA, and FHLMC, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. The fund's total return is enhanced through either a reduced purchase price on the buy, or receipt of an income fee from the broker.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above. The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended July 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2004 and July 31, 2003 was as follows:

                                                    7/31/04        7/31/03

        Distributions declared from:
        Ordinary income                         $19,770,986    $30,207,980
        ------------------------------------------------------------------
        Tax return of capital                            --      1,013,449
        ------------------------------------------------------------------

        Total distributions declared            $19,770,986    $31,221,429
        ------------------------------------------------------------------

During the year ended July 31, 2004, accumulated distributions in excess of net investment income decreased by $670,027, accumulated net realized loss on investments decreased by $28,410,890 and paid-in capital decreased by $29,080,917 due to differences between book and tax accounting for amortization and accretion on debt securities and capital losses. This change had no effect on the net assets or net asset value per share.

At July 31, 2004, accumulated distributions in excess of net investment income and accummulated net realized loss on investments under book accounting were different from tax accounting due to differences in accounting for amortization and accretion on debt securities and capital losses.

As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                   $1,666,429
          ----------------------------------------------------------
          Capital loss carryforward                      (22,889,991)
          ----------------------------------------------------------
          Post-October capital loss deferral              (6,120,308)
          ----------------------------------------------------------
          Unrealized depreciation                           (233,030)
          ----------------------------------------------------------
          Other temporary differences                     (1,874,623)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          July 31, 2005                                  $(1,857,304)
          ----------------------------------------------------------
          July 31, 2007                                   (5,100,994)
          ----------------------------------------------------------
          July 31, 2008                                   (5,253,445)
          ----------------------------------------------------------
          July 31, 2009                                   (7,028,166)
          ----------------------------------------------------------
          July 31, 2012                                   (3,650,082)
          ----------------------------------------------------------
          Total                                         $(22,889,991)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.45% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended July 31, 2004 were 0.36% of average daily net assets on an annualized basis.

As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees' compensation is $1,069 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $10,778 for retired Independent Trustees for the year ended July 31, 2004.

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended July 31, 2004, the fund paid MFS $40,171 equivalent to 0.00737% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $136,826 for the year ended July 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A     CLASS B

          Distribution Fee                    0.10%       0.75%
          -----------------------------------------------------
          Service Fee                         0.25%       0.25%
          -----------------------------------------------------
          Total Distribution Plan             0.35%       1.00%
          -----------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended July 31, 2004, amounted to:

                                            CLASS A     CLASS B

          Service Fee Retained by MFD       $47,231        $783
          -----------------------------------------------------

Fees incurred under the distribution plan during the year ended July 31, 2004 were as follows:

                                            CLASS A     CLASS B

          Effective Annual Percentage Rates    0.25%      1.00%
          -----------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended July 31, 2004 were as follows:

                                            CLASS A     CLASS B

          Contingent Deferred Sales
          Charges Imposed                    $9,414    $219,678
          -----------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the year ended July 31, 2004, the fund paid MFSC a fee of $577,357 for shareholder services which equated to 0.1059% of the fund's average net assets. Also included in shareholder servicing costs are out-of- pocket expenses, paid to MFSC, which amounted to $137,691 for the year ended July 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                PURCHASES              SALES

U.S. government securities                   $283,935,891       $414,774,865
----------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $500,525,902
          ----------------------------------------------------------
          Gross unrealized depreciation                  $(3,885,112)
          ----------------------------------------------------------
          Gross unrealized appreciation                    3,652,083
          ----------------------------------------------------------
          Net unrealized depreciation                      $(233,029)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Year ended 7/31/04                 Year ended 7/31/03
                                          SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                                2,352,577       $15,419,282       78,878,186      $531,226,907
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              1,725,563        11,303,078        2,505,168        16,906,081
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (19,814,393)     (129,774,727)     (86,497,918)     (582,530,074)
---------------------------------------------------------------------------------------------------------
Net decrease                             (15,736,253)    $(103,052,367)      (5,114,564)     $(34,397,086)
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  735,957        $4,839,999        6,851,895       $46,508,444
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                247,192         1,626,438          484,940         3,286,876
---------------------------------------------------------------------------------------------------------
Shares reacquired                         (6,506,282)      (42,822,436)      (7,383,772)      (49,836,236)
---------------------------------------------------------------------------------------------------------
Net decrease                              (5,523,133)     $(36,355,999)         (46,937)         $(40,916)
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                      754            $5,000            2.972               $20
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     13                85            0.363                 2
---------------------------------------------------------------------------------------------------------
Shares reacquired                                 --                --          (11.141)              (75)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                          767            $5,085           (7.806)             $(53)
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended July 31, 2004, was $3,812, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended July 31, 2004.

(7) SUBSEQUENT EVENT

On September 8, 2004 the fund mailed a proxy statement/prospectus to shareholders of record at August 24, 2004 requesting a vote on an Agreement and Plan of Reorganization, whereby MFS Government Mortgage Fund would be reorganized into MFS Government Securities Fund. The Agreement and Plan of Reorganization provides for the transfer of the assets of the Government Mortgage Fund to the Government Securities Fund and the assumption by the Government Securities Fund of the liabilities of the Government Mortgage Fund in exchange solely for shares of beneficial interest in the Government Securities Fund. Immediately following the transfer, the Government Securities Fund shares received by the Government Mortgage Fund will be distributed to shareholders, pro rata, and the Government Mortgage Fund will be liquidated and terminated. Votes will be cast at a shareholder meeting scheduled for October 27, 2004. If approved, it is expected that the reorganization will occur on or around November 22, 2004.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes, In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts, Forsythe
v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (RGS) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of
MFS Government Mortgage Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Government Mortgage Fund (the "Fund") (a portfolio of MFS Series Trust X) as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of July 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Government Mortgage Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 22, 2004

---------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of September 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
                                                                       ----------------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Telesat (satellite
                                                                       communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; KeySpan
(born 05/01/36)                 of Trustees                            Corporation (energy related
                                                                       services), Director; Eastern
                                                                       Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus; CBL &
                                                                       Associates Properties, Inc. (real
                                                                       estate investment trust), Director

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       JP Morgan Chase Bank
DISTRIBUTOR                                            One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                            New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                             INDEPENDENT REGISTERED PUBLIC
                                                       ACCOUNTING FIRM
PORTFOLIO MANAGERS                                     Deloitte & Touche LLP
MFS Fixed Income Strategy Team                         200 Berkeley Street, Boston, MA 02116

QUARTERLY PORTFOLIO DISCLOSURE

Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for
the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at www.mfs.com.

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MGP-ANN-9/04 71M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Mr. Ives and Ms. Lane are "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant ("Funds"), and Ernst & Young LLP ("E&Y") to serve in this capacity for other Funds of the Registrant. In addition, Deloitte and E&Y may provide non-audit related services to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").


For the fiscal years ended July 31, 2004 and 2003, audit fees billed to the Funds by Deloitte were as follows:
                                                                  Registrant's
                                                                   Audit Fees
                 Fees billed by Deloitte:                         2004     2003
                                                                  ----     ----

                      MFS Government Mortgage Fund             $35,700  $32,500

For the fiscal years ended July 31, 2004 and 2003, audit fees billed to the Funds by E&Y were as follows:
                                                              Registrant's
                                                               Audit Fees
                 Fees billed by E&Y:                           2004     2003
                                                               ----     ----
                      MFS Emerging Markets Debt Fund         $37,100    $35,530
                      MFS Global Value Fund                   25,000     17,950
                      MFS New Endeavor Fund                   24,000     16,850
                      MFS Strategic Value Fund                29,800     28,050
                                                             -------    -------
                                  Total                     $115,900    $98,380


For the fiscal years ended July 31, 2004 and 2003, fees billed by Deloitte for audit-related, tax and other services provided to the Funds, MFS and MFS Related Entities were as follows:

                                                                                                        Total
                                   Audit-Related Fees(1)     Tax Fees(2)       All Other Fees(3)     Non-Audit Fees
Fees billed by Deloitte:              2004       2003       2004     2003       2004      2003       2004     2003
                                      ----       ----       ----     ----       ----      ----       ----     ----
MFS Government Mortgage Fund            $0         $0      $4,700   $4,300         $0        $0     $4,700      $4,300
To MFS and MFS Related Entities    759,150    141,500      35,000   37,629   $101,000    87,433    895,150     266,562
                                   -------    -------      ------   ------   --------    ------    -------    --------
           TOTAL FEES BILLED      $759,150   $141,500     $39,700  $41,929   $101,000   $87,433   $899,850    $270,862

For the fiscal years ended July 31, 2004 and 2003, fees billed by E&Y for audit-related, tax and other services provided to the Registrant, MFS and MFS Related Entities were as follows:

                                         Audit-Related                            All Other           Total
                                             Fees(1)           Tax Fees(2)          Fees(3)      Non-Audit Fees
                                           2004     2003       2004       2003    2004   2003    2004      2003
                                           ----     ----       ----       ----    ----   ----    ----      ----
Fees billed by E&Y:
MFS Emerging Markets Debt Fund              $ 0      $ 0     $6,600     $6,470     $ 0    $ 0    $6,600     $6,470
MFS Global Value Fund                         0        0      4,630      3,465       0      0     4,630      3,465
MFS New Endeavor Fund                         0        0      4,290      3,245       0      0     4,290      3,245
MFS Strategic Value Fund                      0        0      5,390      5,245       0      0     5,390      5,245
                                           ----     ----    -------     ------    ----    ----  -------    -------
    Total fees billed by E&Y to Funds        $0       $0    $20,910    $18,425      $0     $0   $20,910    $18,425
To MFS and MFS Related Entities               0        0          0     86,000       0      0         0     86,000
                                           ----     ----    -------     ------    ----    ----  -------    -------
                                                                                     0      0
       TOTAL FEES BILLED                    $ 0      $ 0    $20,910   $104,425     $ 0    $ 0   $20,910   $104,425
                                           ----     ----    -------     ------    ----    ----  -------    -------

(1) There were no Audit-Related services provided to the Funds by either Deloitte or E&Y for the fiscal years ended
    July 31, 2004 and 2003. Audit-Related Fees paid to Deloitte for MFS and MFS Related Entities includes fees for internal control reviews.

(2) Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. For both Deloitte and E&Y this category includes fees for tax compliance, tax planning, and tax advice. For Deloitte, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, and tax advice related to income recognition and distribution policies. For E&Y, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, tax advice and consultation on mutual fund capital structures, investment securities, preferential dividend regulations and technical questions related to wash sale rules of the
    Internal Revenue Code.

(3) For Deloitte, All Other Fees include fees for services related to financial information system implementation and consultation on internal cost allocations. There were no services provided to the Funds, MFS or MFS Related
    Entities by E&Y for the fiscal years ended July 31, 2004 and 2003 other than tax services.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: Pre-approval is needed for all planned and anticipated audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and/or financial reporting of the Registrant. In the event such services arise between regular meetings of the Audit Committee and it is not practical to seek pre-approval at the next regular meeting of the Audit Committee, such services may be referred to the Chair of the Audit Committee for approval; provided that, the Chair may not approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the funds and MFS and MFS Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F): Not applicable.

ITEM 4(H): Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [name of series of the Registrant], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the series of the Registrant to which they relate, and (iii) identify the class and number of shares held by the shareholder.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: September 22, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President
                               (Principal Executive Officer)

Date: September 22, 2004
      ------------------


By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: September 22, 2004
      ------------------

* Print name and title of each signing officer under his or her signature.